As filed with the Securities and Exchange Commission on April 29, 2005
Registration No. 2-28174
Investment Company Act File No. 811-01597

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___ / /

Post-Effective Amendment No. 70 /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. ______ /X/

STEWARD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100, Houston, TX 77057
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (713) 260-9000

David J. Harris, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b).
/X/ on May 31, 2005 pursuant to paragraph (b).
/ / 60 days after filing pursuant to paragraph (a)(i).
/ / on (date) pursuant to paragraph (a)(i).
/ / 75 days after filing pursuant to paragraph (a)(ii).
/ / on _____________ pursuant to paragraph (a)(ii) of Rule 485.

STEWARD FUNDS, INC.

Steward Multi-Manager Equity Fund

Steward Domestic All-Cap Equity Fund

Steward Select Bond Fund

PROSPECTUS

[insert date]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

Page

ABOUT THE STEWARD FUNDS

Steward Multi-Manager Equity Fund

Objectives and Strategies

Principal Risks

Fees and Expenses

Steward Domestic All-Cap Equity Fund

Objectives and Strategies

Principal Risks

Fees and Expenses

Steward Select Bond Fund

Objectives and Strategies

Principal Risks

Fees and Expenses

Administration

YOUR ACCOUNT

Buying and Selling Shares

Share Price

Minimum Investment

Share Certificates

Telephone Transactions

Frequent Transactions

Purchasing Fund Shares

Redeeming Fund Shares

Exchanging Fund Shares

Distribution and Taxes

FOR MORE INFORMATION

Back Cover

About the Steward Funds

Values Based Investing

The Steward Funds described in this prospectus offer investors the opportunity to pursue investment goals while being consistent with cultural values favored by many Christians, but not necessarily by any particular Christian denomination. Thus, in pursuing their investment objectives, the Steward Funds apply a comprehensive set of cultural values screens to all of the investments in each portfolio ("Fund"). Pursuant to these screens, the Funds use their best efforts to avoid investing in companies who are recognized as being materially involved with pornography, abortion, alcohol, gambling or tobacco although a Fund may invest up to 5% of its gross assets in certain collective investment vehicles or derivatives that may include prohibited companies. The Funds may apply additional cultural values screening criteria that are deemed by the Advisory Committee to be consistent with cultural values favored by many Christians, although not necessarily by any particular Christian denomination. If a company already held by a Fund is added to the list of prohibited companies, the Funds' investment adviser or money manager will generally sell the security, although the sale may be delayed if the security is illiquid or if the investment adviser or money manager, as applicable, determines that an immediate sale would have a negative tax or other effect on the Fund.

The Steward Funds

Steward Multi-Manager Equity Fund seeks long-term capital appreciation through the use of multiple equity investment styles. The Fund invests primarily in common stocks of large, medium and small capitalization companies, most of which are U.S. based. The Fund's investment adviser, Frank Russell Investment Management Company ("FRIMCo"), allocates the Fund's assets among different money managers who employ distinct investment styles.

Steward Domestic All-Cap Equity Fund seeks long-term capital appreciation through the use of a multiple capitalization equity investment style. The Fund invests primarily in common stocks of large, medium and small capitalization companies that represent a broad spectrum of the economy. The Fund's investment adviser is Capstone Asset Management Company ("CAMCO").

Steward Select Bond Fund seeks high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income securities such as corporate bonds, mortgage-backed securities and government and agency bonds and notes. The Fund's investment adviser is CAMCO.

Classes of Shares - Each of the Funds offers two classes of shares - Individual Class shares and Institutional Class shares, which differ in terms of expenses and minimum investments. (See "Shareholder Information")

Investment Objectives and Principal Investment Strategies - The investment objectives and principal investment strategies of each Fund are described on the following pages. The investment objectives of the Funds are not fundamental and may be changed without shareholder approval.

Advisory Committee and Consultant

The Funds' Board of Directors has appointed an Advisory Committee that consults with the Board regarding the content of the Funds' cultural values screens and their application to the Funds' investment policies, as well as various other philosophical and structural matters concerning the Funds. The Chairman of the Advisory Committee is selected by the Nominating Committee of the Funds' Board of Directors. The Chairman then recommends members, subject to approval by the Board of Directors, whom he or she believes are qualified to assist in fulfilling the Advisory Committee's role. Advisory Committee members serve without fee but are compensated for expenses of attending Fund-related meetings.

The Board has also retained Steward Fund Consultants, Inc. ("SFC") to serve as an independent source of expertise and education for the Board and the Advisory Committee regarding issues surrounding the cultural values screens. Each of the Funds pays Steward Fund Consultants, Inc. a fee for these services. SFC is a subsidiary of Steward Financial Holdings, Inc., which is wholly owned by the Assemblies of God Foundation. Management at Steward Financial Consulting were pioneers in the initial development of values-based investing methodology over the last decade, having started the first investment research firm exclusively dedicated to values-based investing data and analysis. Management's research and methodology has been featured by numerous financial media including Business Week, New York Times Business Section, Money magazine, Ticker magazine, American Banker magazine, Wall Street Journal, and CNBC. SFC will receive fees from the Funds, based on their aggregate average daily net assets, at the maximum rate of 0.10% of the first $200 million of such assets, 0.075% of the next $200 million, 0.06% of the next $200 million, 0.05% of the next $400 million and 0.04% of aggregate assets over $1 billion.

The Board of Directors, in consultation with the Advisory Committee and Steward Fund Consultants, Inc., has sole responsibility for approving the list of companies whose securities are prohibited investments for the Funds, for approving any changes to that list, and for assuring that this list and such changes are distributed to each investment adviser. Subject to these investment prohibitions, each Fund's investment adviser or applicable money manager, not the Advisory Committee or Steward Fund Consultants, Inc. has sole responsibility for determining which securities a Fund will buy, sell or hold.

STEWARD MULTI-MANAGER EQUITY FUND

Investment Objective: To provide long-term capital appreciation through the use of multiple equity investment styles.

Principal Investment Strategies

The Steward Multi-Manager Equity Fund ("Fund") invests primarily in common stocks of small, medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large, medium and small capitalization stocks as stocks of the largest 3000 companies in the US. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. As of [_________], 2004, the market capitalization of these companies was between $520 billion and $ 178 million.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Subject to the limitations of the Fund's cultural screening policies, which are not developed, reviewed or approved by FRIMCo or the money managers, the Fund uses the following principal investment styles intended to complement one another:

  Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

  Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

  Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Money managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund may be diversified by equity substyle. For example, within the Growth Style, the Fund could employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate the Fund's assets among money managers, FRIMCo considers a variety of factors. These factors include a money manager's investment style and substyle and the Fund's performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. FRIMCo also considers the manner in which money managers' historical and expected investment returns correlate with one another. For more information on FRIMCo and the money managers, see "Management," below.

The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests or to pay expenses), these reserves are generally invested in short term investments, such as money market funds. Additionally, the Fund may use an overlay strategy for those reserves by exposing them to the performance of appropriate equity markets, through the use of such instruments as stock index futures contracts, exchange traded and over-the-counter options and equity index swaps. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

Principal Risks

An investment in the Steward Multi-Manager Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. When you sell your Fund shares, they may be worth less than you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the money managers' investment techniques and risk analyses do not produce the desired results. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the companies selected for the Fund's portfolio. Although the Fund may invest in companies across all market capitalizations, investment in smaller companies may involve additional risks (see Securities of Small Capitalization Companies" below.)

Details about the principal risks of investing in the Fund are as follows:

  Multi-Manager Approach - The investment styles employed by the Fund's money managers may not be complementary. The interplay of the various strategies employed by the Fund's multiple money managers may result in the Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to the Fund's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher Fund brokerage expenses and increased tax liability from the Fund's realization of capital gains.

  Cultural Screening Policies - In avoiding investments that are inconsistent with the Fund's cultural screening policies, the Fund may not achieve the same level of performance as it would have without the application of the screening process. If the Fund has invested in a company that is later discovered to be in violation of the screening criteria and liquidation of that security is required, this could result in a loss to the Fund. Further, the cultural screening policies may prevent the Fund from investing in an otherwise attractive investment opportunity.

  Equity Securities - The value of equity securities will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions.

  Value Stocks - Investments in value stocks are subject to risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

  Selection Risk - Particular stocks selected for the Fund may under-perform the market or other funds with similar objectives.

  Growth Stocks - Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors' perceptions of the company, rather than on fundamental analysis of the stocks.

  Market-Oriented Investments - Market-oriented investments are generally subject to the risks associated with growth and value stocks.

  Securities of Small Capitalization Companies - Investments in smaller capitalization companies may involve greater risks because these companies generally have a limited track record. Smaller capitalization companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund's portfolio.

  Exposing Cash Reserves to Appropriate Markets - By exposing its cash reserves to the performance of appropriate markets, by purchasing equity securities and/or derivatives, the Fund's performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of a corresponding market. This approach increases the Fund's performance if the particular market rises and reduces the Fund's performance if the particular market declines.
  Securities Lending Risk - If a borrower of the Fund's securities fails financially, the Fund's recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to the Fund.
  Issuer Risk - The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

  Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. FRIMCo and the money managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Portfolio Turnover

The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Fund's money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for the Fund may be selling a security when another money manager for the Fund is purchasing the same security. Also, when the Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Fund's portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When the Fund realizes capital gains upon selling portfolio securities, your tax liability increases.

Fees and Expenses

This table describes the fees and expenses you will pay if you invest in the Steward Multi-Manager Equity Fund. As you can see, the only fee that is charged directly to shareholders is the 2% Redemption Fee. This fee is charged to certain redeeming shareholders and paid directly to the Fund. Shareholders of the Fund do, however, bear indirectly a portion of the Fund's annual operating expenses.

FEE TABLE

Shareholder Fees (fees paid directly from your investment)

	Individual Class	Institutional Class
Maximum front-end sales charge	None	None
Maximum deferred sales charge	None	None
Maximum sales charge on reinvested dividends and distributions	None	None
Redemption fee*	2%	2%
Exchange fee	None	None
Maximum account fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Individual Class	Institutional Class
Management fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses**	[to be provided]	[to be provided]
Total Annual Fund Operating Expense

* The redemption fee is applied to redemptions within 5 days of purchase. The redemption fee will not be applied to redemptions of shares acquired through the reinvestment of dividends or distributions. For purposes of calculating the fee, shares purchased through the reinvestment of dividends and distributions will be redeemed first, followed by shares held the longest. The Fund may waive the fee for redemptions by certain institutional accounts and by certain tax-exempt retirement plans. All redemption fees will be paid to the Fund and will help offset brokerage commissions, odd-lot premiums, and other administrative costs associated with short-term trading.

** "Other Expenses" are based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Individual Class	$ ____	$____
Institutional Class	$____	$____

STEWARD DOMESTIC ALL-CAP EQUITY FUND

Investment Objective: Long-Term Capital Appreciation through the use of a Multiple Capitalization Equity Investment Style

Principal Investment Strategies

The Steward Domestic All-Cap Equity Fund ("Fund") invests primarily in common stocks of companies that represent a broad spectrum of the economy. The Fund utilizes an all market capitalization approach that allocates among the large, medium and small capitalization asset classes. The Fund seeks to outperform its benchmark, as designated by the Board from time to time, through selective allocation between large cap, mid cap and small cap securities. The benchmark selected by the Board will be a widely recognized index of large, mid and small cap securities. CAMCO, as investment adviser to the Fund, employs a three step process that combines this capitalization allocation with relative risk control, portfolio construction and the Fund's cultural values screening policies.

  First, CAMCO will determine the percentage of the Fund's assets that will be allocated to investments in each market capitalization range. These allocations will vary with market conditions.

  Second, in selecting stocks for consideration CAMCO divides the investment universe into three market capitalization classes; large, mid and small. The three capitalization classes are then screened for social restrictions and those companies failing the criteria are removed from each capitalization class.

  Finally, a relative risk controlled portfolio is constructed that represents each targeted capitalization allocation. CAMCO will attempt to match the characteristics and performance of each subcomponent capitalization class against an appropriate large, mid and small cap benchmark.

Under normal circumstances, the Fund will invest at least 80% (measured at the time of investment) of the value of its net assets, plus any borrowings for investment purposes, in equity securities; the Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Other Investment Practices

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

Principal Risks

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment. When you sell your Fund shares, they may be worth less than you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if CAMCO's expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest in equity investments in companies across all market capitalizations, the Fund's risks increase as it invests more heavily in smaller companies and its share price changes may become more sudden or more erratic. (See "Securities of Small Capitalization Companies," below.) .

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Other risks of investing in the Fund are as follows:

  Cultural Values Screening Policies - In avoiding investments that are inconsistent with the Fund's cultural screening policies, the Fund may not achieve the same level of performance as it would have without the application of the screening process. If the Fund has invested in a company that is later discovered to be in violation of the screening criteria and liquidation of that security is required, this could result in a loss to the Fund. Further, the cultural screening policies may prevent the Fund from investing in an otherwise attractive investment opportunity.
  Equity Securities - The value of equity securities will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions.

  Value Stocks - Investments in value stocks are subject to risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

  Selection Risk - Particular stocks selected for the Fund may under-perform the market or other funds with similar objectives.
  Growth Stocks - Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors' perceptions of the company, rather than on fundamental analysis of the stocks.
  Market-Oriented Investments - Market-oriented investments are generally subject to the risks associated with growth and value stocks.
  Securities of Small Capitalization Companies - Investments in smaller capitalization companies may involve greater risks because these companies generally have a limited track record. Smaller capitalization companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund's portfolio.

  Repurchase Agreements - Under a repurchase agreement, a bank or broker sells securities to the Fund and agrees to repurchase them at the Fund's cost plus interest. If the value of the securities declines and the bank or broker defaults on its repurchase obligation, the Fund could incur a loss.

  Securities Lending Risk - If a borrower of the Fund's securities fails financially, the Fund's recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to the Fund.
  Investment in Other Investment Companies - The Fund may invest in shares of other investment companies ("funds"). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the fees paid by the Fund to CAMCO will not be proportionally reduced.

  Issuer Risk - The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

  Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. CAMCO will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Fees and Expenses

This table describes the fees and expenses you will pay if you invest in the Steward Domestic All-Cap Equity Fund. As you can see, the only fee that is charged directly to shareholders is the 2% Redemption Fee. This fee is charged to certain redeeming shareholders and paid directly to the Fund. Shareholders of the Fund do, however, bear indirectly a portion of the Fund's annual operating expenses.

FEE TABLE

Shareholder Fees (fees paid directly from your investment)

	Individual Class	Institutional Class
Maximum front-end sales charge	None	None
Maximum deferred sales charge	None	None
Maximum sales charge on reinvested dividends and distributions	None	None
Redemption fee*	2%	2%
Exchange fee	None	None
Maximum account fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Individual Class	Institutional Class
Management fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses**	0.49%	0.28%
Total Annual Fund Operating Expenses	0.89%	0.43%

* The redemption fee is applied to redemptions within 5 days of purchase. The redemption fee will not be applied to redemptions of shares acquired through the reinvestment of dividends or distributions. For purposes of calculating the fee, shares purchased through the reinvestment of dividends and distributions will be redeemed first, followed by shares held the longest. The Fund may waive the fee for redemptions by certain institutional accounts and by certain tax-exempt retirement plans. All redemption fees will be paid to the Fund and will help offset brokerage commissions, odd-lot premiums, and other administrative costs associated with short-term trading.

** "Other Expenses" are based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Individual Class	$ 90.83	$283.84
Institutional Class	$43.98	$138.07

STEWARD SELECT BOND FUND

Investment Objective: To provide high current income with capital appreciation and growth of income.

Principal Investment Strategies

The Steward Select Bond Fund ("Fund") invests primarily in fixed income securities such as corporate bonds, mortgage-backed securities and government and agency bonds and notes, subject to limitations of the Fund's cultural values screening policies. Normally, the Fund will invest at least 80% (measured at the time of investment) of its net assets, plus any borrowings for investment purposes, in these types of instruments; the Fund will give shareholders at least 60 days' prior written notice of any change in this policy. The Fund may also invest in other investment companies. The Fund may invest up to 15% of assets in illiquid securities which are likely to consist primarily of debt securities issued by one or more real estate investment trusts invested principally in mortgages of churches, colleges, schools and other non-profit organizations.

In an effort to achieve the Fund's stated objective CAMCO will:
    Monitor economic, demographic and political indicators to identify short-term and long-term trends in interest rates.

    Determine the appropriate maturity/duration range for the Fund relative to the market. The Fund's target range is to be within 20% above or below the maturity/duration of the Fund's benchmark index. The benchmark index, selected from time to time by the Fund's Board, is currently the Lehman Brothers Aggregate Bond Index.

    Provide diversification through investment in multiple industry and asset sectors.

    Invest primarily in securities rated investment grade (Baa/BBB or better) by Moody's or Standard and Poor's or those of comparable quality. Obligations rated BBB or Baa may have speculative characteristics and changes in economic conditions or other circumstances may lead to a weakened capacity to make principal and interest payments relative to higher grade bonds.

The Fund will normally sell a security when it no longer represents good value, when more attractive risk/return potential exists in an alternative position, or when the security no longer fits with the strategy of the portfolio.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

Principal Risks

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment. When you sell your Fund shares, they may be worth less than you paid for them. The Fund, by itself, does not constitute a balanced investment program.

The Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

The other principal risks of investing in the Fund which could adversely affect its net asset value, yield and total return relate to:

  Cultural Values Screening Policies - In avoiding investments that are inconsistent with the Fund's cultural screening policies, the Fund may not achieve the same level of performance as it would have without the application of the screening process. If the Fund has invested in a company that is later discovered to be in violation of the screening criteria and liquidation of that security is required, this could result in a loss to the Fund. Further, the cultural screening policies may prevent the Fund from investing in an otherwise attractive investment opportunity.

  Fixed-Income Securities - Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with larger final maturities, generally have higher credit risks.

  Instruments of Foreign Banks and Branches and Foreign Corporations, Including Yankee Bonds - Non-US corporations and banks issuing dollar denominated instruments in the US are not necessarily subject to the same regulatory requirements that apply to US corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This adds to the analytical complexity of these securities, and may increase the possibility that a non-US corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
  Repurchase Agreements - Under a repurchase agreement, a bank or broker sells securities to the Fund and agrees to repurchase them at the Fund's cost plus interest. If the value of the securities declines and the bank or broker defaults on its repurchase obligation, the Fund could incur a loss.

  Securities Lending Risk - If a borrower of the Fund's securities fails financially, the Fund's recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to the Fund.
  Investment in Other Investment Companies or Real Estate Investment Trusts - The Fund may invest in shares of other investment companies or real estate investment trusts ("funds"). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the fees paid by the Fund to CAMCO will not be proportionally reduced.

  Investment in Illiquid Investments - Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the Fund's returns because the Fund may be unable to sell the illiquid securities at an advantageous time or price. When the Fund owns mortgage-related illiquid securities, there is a further risk because the underlying real estate collateral for the securities is not liquid. (See also "Mortgage Risk," below.)

  Issuer Risk - The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

  Mortgage Risk - When the Fund purchases mortgage-related securities it is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities it may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

  Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. CAMCO will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Fees and Expenses

This table describes the fees and expenses you will pay if you invest in the Steward Select Bond Fund. As you can see, the only fee that is charged directly to shareholders is the 2% Redemption Fee. This fee is charged to certain redeeming shareholders and paid directly to the Fund. Shareholders of the Fund do, however, bear indirectly a portion of the Fund's annual operating expenses.

FEE TABLE

Shareholder Fees (fees paid directly from your investment)

Maximum front-end sales charge	None	None
Maximum deferred sales charge	None	None
Maximum sales charge on reinvested dividends and distributions	None	None
Redemption fee*	2%	2%
Exchange fee	None	None
Maximum account fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses**	0.49%	0.28%
Total Annual Fund Operating Expenses	0.99%	0.53%

*The redemption fee is applied to redemptions within 5 days of purchase. The redemption fee will not be applied to redemptions of shares acquired through the reinvestment of dividends or distributions. For purposes of calculating the fee, shares purchased through the reinvestment of dividends and distributions will be redeemed first, followed by shares held the longest. The Fund may waive the fee for redemptions by certain institutional accounts and by certain tax-exempt retirement plans. All redemption fees will be paid to the Fund and will help offset brokerage commissions, odd-lot premiums, and other administrative costs associated with short-term trading.

** "Other Expenses" are based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Individual Class	$ 100.98	$ 315.27
Institutional Class	$ 54.18	$ 169.93

Management

Investment Advisers

Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. located at 5847 San Felipe, Suite 4100, Houston, Texas 77057, acts as investment adviser for Steward Domestic All-Cap Equity Fund and the Steward Select Bond Fund. CAMCO provides investment management and administrative services to other mutual funds, and provides investment management services to pension and profit-sharing accounts, corporations and individuals. As of the date of this prospectus, CAMCO manages assets in excess of $2.5 billion. As compensation for its services as investment adviser, Steward Domestic All-Cap Equity Fund pays CAMCO, on a monthly basis, an investment advisory fee calculated at the annual rate of 0.15% on the first $500 million. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. As compensation for its services as investment adviser, the Steward Select Bond Fund pays CAMCO, on a monthly basis, an investment advisory fee calculated at the annual rate of .25% on the first $500 million. The rate declines to 0.20% on the next $500 million, and to 0.175% on average daily net assets in excess of $1 billion.

Frank Russell Investment Management Company ("FRIMCo"), 909 A Street, Tacoma, Washington 98402, acts as investment adviser to Steward Multi-Manager Equity Fund ("MME Fund"). FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds. FRIMCo was established in 1982 to serve as the investment management arm of Frank Russell Company ("Russell"). As of December 31, 2003, FRIMCo managed over $19.6 billion in 35 mutual fund portfolios.

Russell, which acts as consultant to the Fund, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo with the asset management consulting services that it provides to its other consulting clients. MME Fund does not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

Russell is a subsidiary of the Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.

FRIMCo, MME Fund's investment adviser, evaluates and oversees the Fund's money managers as more fully described below. Each of MME Fund's money managers makes investment decisions for the portion of MME Fund's assets assigned to it by FRIMCo. FRIMCo provides or oversees the provision of all investment advisory and portfolio management services for MME Fund. FRIMCo develops the investment program for MME Fund, selects, subject to approval by MME Fund's Board of Directors, money managers for MME Fund, allocates MME Fund assets among the money managers, oversees the money managers and evaluates their results. Subject to the Steward Fund's cultural screening policies, MME Fund's money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over any portion of MME Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of MME Fund's assets and for MME Fund's cash reserves. FRIMCO may also directly manage portions of MME Fund's assets during periods of transition from one money manager to another. For its investment advisory services to MME, FRIMCo receives from MME Fund, on a monthly basis, an investment advisory fee calculated at the rate of 0.55% of the Fund's average daily net assets during the month. From its advisory fees, FRIMCo, as agent for the Fund, pays all fees of the money managers for their investment selection services.

Stephen W. Skatrud, Portfolio Manager of FRIMCo since December, 2001, is primarily responsible for the day-to-day management of MME Fund. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

The Money Managers

MME Fund's assets are allocated among the money managers listed below, under "Money Manager Information." FRIMCo, as MME Fund's investment adviser, may change the allocation of MME Fund's assets among the money managers at any time. Pursuant to an exemptive order obtained by FRIMCo from the Securities and Exchange Commission, FRIMCo may recommend the engagement or termination of a money manager at any time, subject to the approval by MME Fund's Board of Directors without a shareholder vote. MME Fund will notify its shareholders within 60 days of when a new money manager begins providing services. MME Fund selects money managers based primarily on the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the recommendation for selection or termination of any money manager.

Subject to the limitations of the Steward Funds' cultural screening policies and to MME Fund's investment objective and policies, each money manager has complete discretion to select portfolio securities for its segment of MME Fund. Additionally, each money manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each money manager based on FRIMCo's assessment of the money manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. The money managers' activities are, additionally, subject to general oversight by the Board and MME Fund's officers. However neither the Board, MME Fund's officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual securities selections.

The money managers have no affiliations with the Steward Funds or their service providers other than their management of assets of MME Fund. Each money manager is principally engaged in managing institutional investment accounts. These money managers may also serve as managers or advisers to other investment companies that are not affiliated with the Steward Funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

MME Fund's current money managers and their addresses are:

Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit - 1345 Avenue of the Americas, New York, NY 10105.

Ark Asset Management Co., Inc. - 125 Broad Street, New York, NY 10004.

Jacobs Levy Equity Management, Inc. - 100 Campus Drive, P.O. Box 0650, Florham Park, NJ 07932.

Lord, Abbett & Company, LLC - 90 Hudson Street, Jersey City, NJ 07302-3973.

MFS Institutional Advisors Inc. - 500 Boylston Street, Boston, MA 02116.

Administrator

CAMCO acts as administrator for each Fund. For its services as administrator, CAMCO receives a monthly fee from the Funds calculated in aggregate at the annual rate of 0.075% on the first $500 million of the Fund's average daily net assets. The rate declines to 0.06% on the next $500 million and to 0.05% on average daily net assets in excess of $1.0 billion.

Buying and Selling Fund Shares

Share Price

The purchase and redemption price for shares of each class of a Fund is the per share net asset value ("NAV") for that class that is next determined after your purchase or sale order is received by the Fund, transfer agent or authorized dealer. NAV is generally calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m. Eastern Time, on each day the Exchange is open for trading, provided that certain derivatives are priced as of 4:15 p.m. Eastern Time. The Funds do not price their shares on days the Exchange is closed for trading -- normally, weekends, national holidays and Good Friday. In addition to days the Exchange is closed for trading, Steward Select Bond Fund does not price its shares on days the bond markets are closed for trading. Such additional days are normally Columbus Day and Veteran's Day. NAV of a class reflects the aggregate assets less the liabilities attributable to that class. The price of equity securities is determined by (i) valuing securities listed on an exchange at the last reported sale price, or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (ii) by valuing securities traded on the NASDAQ market, at the Nasdaq Official Closing Price, if available, otherwise at the last reported sale price, or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (iii) valuing other equity securities at the mean between the last reported bid and asked prices and (iv) valuing any securities for which market quotations are not readily available and any other assets at fair value as determined in good faith by the Board of Directors.

Debt securities (other than short-term obligations) including listed issues, are valued at the bid price on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term securities (those with remaining maturities of 60 days or less) are valued at amortized cost. Each of these methods has been determined in good faith by the Board of Directors to represent fair value for the affected securities. If market value quotations are not readily available for another investment, the investment will be valued at fair value as determined in good faith by the Board of Directors. For investments in securities traded on foreign exchanges that close prior to the time at which a Fund's net asset value is determined, the calculation of net asset value does not take place contemporaneously with the determination of the prices of those securities. If an event were to occur after the value of a Fund investment was so established but before the Fund's net asset value per share is determined that is likely materially to change the value of said Fund investment and therefore change the Fund's net asset value, the Fund investment would be valued in accordance with fair value procedures established by the Board of Directors.

Minimum Investment

Individual Class shares - The minimum initial investment is $200 per Fund, except for continuous investment plans which have no minimum. There is no minimum for subsequent purchases, except that the minimum for subsequent telephone purchase per Fund is $1,000.

Institutional Class shares - The minimum initial aggregate investment in the Funds is $100,000 with no minimum per Fund, except that for Charitable Trusts or Grantor Trusts for which a charitable organization serves as trustee, the minimum initial per Fund investment is $25,000. The minimum subsequent per Fund investment is $1,000, except that the minimum per Fund subsequent telephone purchase is $50,000.

Share Certificates

The Funds will not issue certificates representing shares.

Telephone Transactions

Unless declined on the Investment Application, the Funds are authorized to accept orders for additional purchases, redemptions and exchanges by phone. You will be liable for any fraudulent order as long as the Funds have taken reasonable steps to assure that the order was proper. Also note that, during unusual market conditions, you may experience delays in placing telephone orders. In that event, you should try one of the alternative procedures described below.

Purchasing Fund Shares

You may use any of the following methods to purchase Fund shares:

Through Authorized Dealers. You may place your order through any dealer authorized to take orders for the Funds. If the order is received by the authorized dealer by 4:00 p.m. Eastern time, you will receive that day's NAV. Orders received subsequent to 4:00 p.m. Eastern Time will receive the NAV per share next determined. It is the dealer's responsibility to transmit orders timely.

Through the Distributor. You may place orders directly with the Funds' distributor by mailing a completed Investment Application with a check or other negotiable bank draft payable to Steward Funds, Inc., to the Funds' Transfer Agent:

Transfer Agent's Address
Steward Funds, Inc.
c/o BISYS Fund Services
P.O. Box 183004
Columbus, OH 43218-3004

Remember to make your check for at least any applicable minimum noted above. Payment for all orders must be received by the Transfer Agent within three business days after the order was placed or you will be liable for any losses resulting from your purchase order. Checks from third parties will not be accepted. Subsequent investments may be mailed to the same address. Confirmations of each purchase and transaction in the account are sent to the stockholder's address of record.

Investing By Wire. You may purchase shares by wire if you have an account with a commercial bank that is a member of the Federal Reserve System. Your bank may charge a fee for this service.

For an initial investment by wire, you must first call the Funds' transfer agent at 1-800-695-3208 to be assigned a Fund account number and to receive wire instructions.

You must follow up your wire with a completed Investment Application. An application may be obtained by calling 1-800-262-6631 or by visiting the Funds' website at www.Stewardmutualfunds.com. Mail the application to the Transfer Agent's address (see above).

Subsequent investments may also be made by wire at any time by following the above procedures. The wire must include your name and your Fund account number.

Telephone Investment

After you have opened your account, you may make additional investments by telephone unless you declined that option on the Investment Application. You may place a telephone order by calling the Transfer Agent at 1-800-695-3208.

The minimum telephone purchase for Individual Class shares is $1,000 and the maximum is five times the NAV of your shares held, for which payment has been received, on the day preceding your order. For Institutional Class shares, the minimum telephone purchase is $50,000 and the maximum is five times the NAV of your shares held, for which payment has been received, on the day preceding your order.

Your telephone purchase will be priced at the NAV next determined after your call. Payment for your order must be received within three business days. Mail your payment to the Transfer Agent's address (see above). If your payment is not received within three business days, you will be liable for any losses caused by your purchase.

Electronic Purchases

If your bank is a U.S. bank that participates in the Automated Clearing House (ACH), you may elect to make subsequent investments through ACH. Complete the Banking Services option on the Investment Application or call 1-800-695-3208. Your account can generally be set up for electronic purchases within 15 days. Your bank or broker may charge for this service.

Wire transfers (see "Investing by Wire," above) allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Pre-Authorized Investment

If you hold or are purchasing Individual Class shares, you may arrange to make regular monthly investments of at least $25 automatically from your bank account by completing the Automatic Investment Plan option on the Investment Application.

Tax-Deferred Retirement Plans

Fund shares may be used for virtually all types of tax-deferred retirement plans, including traditional and Roth Individual Retirement Accounts ("IRAs"), Coverdell Education Savings Accounts and Simplified Employee Pension Plans. For more information, call 1-800-262-6631.

Frequent Transactions

Short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. The Funds therefore reserve the right to reject or cancel any purchase orders, including exchanges, and to limit additional purchases for any reason, including orders from any investor who makes frequent purchases, redemptions or exchanges that the Adviser and Administrator believes might harm the Funds. In general, more than one purchase-sale, or exchange transaction per month may be viewed as excessive. A redemption fee equal to 2% of the amount redeemed will be applied to certain redemptions (including in connection with exchanges) of Fund shares within 5 days of purchase. (See "Redemption Fees" below.)

Redeeming Fund Shares

The price to sell one share of each Fund is the Fund's NAV. A 2% redemption fee is applied for certain redemptions or exchanges within 5 days of purchase. (See "Redemption Fees" below.)

You may redeem your Fund shares on any business day using one of the following procedures:

Through Authorized Dealers - You may request a redemption through any broker-dealer authorized to take orders for the Fund. The broker-dealer will place the redemption order by telephone or telegraph directly with the Funds' distributor and your share price will be the NAV next determined after the order is received. Provided a redemption is more than 5 days from purchase of the particular shares (see "Redemption Fee," below), the Funds do not charge a fee for these redemptions, but a dealer may impose a charge for this service. Redemption proceeds will be paid within three days after the Transfer Agent receives a redemption order in proper form.

Through the Distributor - You may redeem your Fund shares by writing to the Transfer Agent's address (see "Purchasing Fund Shares," above). You will generally receive a check for your redemption amount within a week after your check is received. Except for redemptions within 90 days of purchase (see "Redemption Fees," below), the Funds do not charge any fee for redemptions. If you request the proceeds to be sent to your address of record, you generally will not need a signature guarantee. A signature guarantee will be required if:

  you want the proceeds mailed to a different address or to be paid to someone other than the record owner; or
  you want to transfer ownership of the shares.

Signature Guarantee - A signature guarantee can be provided by most banks, broker-dealers and savings associations, as well as by some credit unions.

Redemption of Shares Purchased by Check - Redemptions of amounts purchased by check may be withheld until the purchase check has cleared, which may take up to 15 days from the purchase date.

Redemption Fees

For shares that are redeemed within 5 days of purchase (including redemptions in connection with exchanges), a fee of 2% of the amount redeemed will be imposed. The fee is calculated on the net asset value of the shares being redeemed and is deducted from the redemption proceeds. The redemption fee will not be applied to redemptions of shares acquired through the reinvestment of dividends or distributions. For purposes of calculating the fee, shares purchased through the reinvestment of dividends and distributions will be redeemed first, followed by shares held the longest. The Fund may waive the fee for redemptions by certain institutional accounts and by certain tax-exempt retirement plans. All redemption fees will be paid to the Fund and will help offset brokerage commissions, odd-lot premiums, and other administrative costs associated with short-term trading.

Expedited Redemption

If you want to redeem at least $1000 of Fund shares and have not declined banking services on the Investment Application currently on file with the Transfer Agent, you may request that your redemption proceeds be mailed or wired to a broker-dealer or commercial bank that you previously designated on the Investment Application by calling the Transfer Agent at 1-800-695-3208. Redemption proceeds will be forwarded the next day to the designated entity. You are urged to place your redemption request early in the day to permit efficient management of the Funds' cash reserves. The Funds do not impose a special fee for this service (but see "Redemption Fees," above). However, they (and their service providers) reserve the right to modify or not to offer this service in the future. They will attempt to give shareholders reasonable notice of any change.

Systematic Withdrawal

If you hold Individual Class shares, you may arrange for periodic withdrawals of $50 or more if you have invested at least $5,000 in a Fund. Your withdrawals under this plan may be monthly, quarterly, semi-annually or annually. If you elect this plan, you must elect to have all your dividends and distributions reinvested in shares of the particular Fund. Note that payments under this plan come from redemptions of your Fund shares. The payments do not represent a yield from a Fund and may be a return of capital, thus depleting your investment. Payments under this plan will terminate when all your shares have been redeemed. The number of payments you receive will depend on the size of your investment, the amount and frequency of your withdrawals, and the yield and share price of the Fund, which can be expected to fluctuate.

You may terminate this plan at any time by writing to the Transfer Agent. You continue to have the right to redeem your shares at any time. The cost of the plan is borne by the Funds and there is no direct charge to you.

Redemption in Kind

If you request a redemption in excess of $1 million, each Fund reserves the right to pay any portion of the redemption proceeds in securities from the Fund's portfolio rather than in cash, in accordance with applicable legal requirements. In that case, you will bear any brokerage costs imposed when you sell those securities and you will bear the market risk on those securities until you sell them.

Redemption Suspensions or Delays

Although you may normally redeem your shares at any time, redemptions may not be permitted at times when the New York Stock Exchange is closed for unusual circumstances, or when the Securities and Exchange Commission allows redemptions to be suspended.

Redemption of Small Accounts

Because it is costly to other shareholders to maintain small accounts, each of the Funds reserves the right to automatically redeem shares and close your account when it falls below the applicable minimum specified under "Minimum Investment", above, due to your redemptions or exchanges. Before a Fund automatically redeems your account, you will be notified and given 60 days in which to make additional investments sufficient to bring your account to the required minimum and thus avoid having your shares redeemed. An automatic redemption, as a sale of your Fund shares, may have tax consequences.

Exchanging Fund Shares (See also "Redeeming Fund Shares")

You may exchange your shares of a Steward Fund for shares of the same class of another Steward Fund at a price based on the respective NAVs of each Fund. There is no sales charge or other fee. (But see, "Redemption Fees," above.) Please read the information in the Funds' prospectus concerning the Fund into which you wish to exchange. Your exchange must satisfy the applicable minimum investment and other requirements for the class of shares of the Fund into which you wish to exchange. The Fund into which you are exchanging must be available for sale in your state, and the exchange privilege may be amended or terminated upon 60 days' notice to shareholders.

You may place an exchange order by:

  mailing your exchange order to the Transfer Agent's address.
  telephoning 1-800-695-3208. Telephone exchange orders may be placed from 8:00 a.m. to 4:00 p.m. Eastern time on any business day. You may decline this option on the Investment Application.

Remember that your exchange involves a sale of shares, with possible tax consequences. See "Dividends, Distributions and Taxes."

Dividends, Distribution and Taxes

Dividends and Distributions

Each Fund pays dividends from its net investment income and distributions from any net realized capital gains in additional shares of the Fund, with no sales charge. However, you may elect on the Investment Application to:

Option # 1 -- receive income dividends in cash and capital gain distributions in additional Fund shares; or

Option # 2 -- receive all dividend and capital gain distributions in cash; or

Option # 3 -- receive capital gain distributions in cash and income dividends in additional shares

Each Fund intends to declare and pay these dividends quarterly. Capital gains, if any, will be paid at least annually, generally in December.

Tax Treatment of Dividends, Distributions and Redemptions

If you are a taxable investor, you will generally be subject to federal income tax each year on dividend and distribution payments you receive from the Funds, as well as on any gain realized when you sell (redeem) or exchange shares of a Fund. If you hold shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

The Funds will let you know each year which amounts of your dividend and distribution payments are subject to taxation as ordinary income or as long-term capital gain. The tax treatment of capital gains distributions from a Fund does not depend on how long you have held your Fund shares or on whether you receive payments in cash or additional shares. The tax treatment of any gain or loss when you sell shares of a Fund will depend on how long you held those shares.

Some dividends paid by a Fund may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. You should consult your tax adviser about any special circumstances that could affect the federal, state and local tax treatment of your Fund distributions and transactions.

How to Get More Information

Further information about the Funds is contained in:

      The Statement of Additional Information ("SAI"). The SAI contains more detail about some of the matters discussed in this Prospectus. The SAI is incorporated into the Prospectus by reference.

      Annual and Semi-Annual Reports about the Funds describe their performance and list their portfolio securities. They also include letters from Fund management describing each Fund's strategies and discussing market conditions and trends and their implications for the Funds.

You may obtain free copies of the SAI, reports or other information about the Funds or your account by calling 1-800-262-6631.

You may also get free copies of the SAI, reports or other information about the Funds directly from the Securities and Exchange Commission ("SEC") by:
      Visiting the SEC's public reference room. (Call 1-202-942-8090 for information or e-mail publicinfo@sec.gov).

      Sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      Visiting the SEC's website - http://www.sec.gov/

The Funds' Investment Company Act File Number with the SEC is: 811-01597.

STEWARD MULTI-MANAGER EQUITY FUND

STEWARD DOMESTIC ALL-CAP EQUITY FUND

STEWARD SELECT BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

___________, 2005

This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated _________. A Prospectus may be obtained without charge by contacting Capstone Asset Planning Company, by phone at (800) 262-6631 or by writing to it at 5847 San Felipe, Suite 4100, Houston, Texas 77057.

TABLE OF CONTENTS

General Information

Investment Strategies

Investment Restrictions

Performance Information

Directors and Executive Officers

Control Persons & Principal Holders of Securities

Portfolio Transactions and Brokerage

Determination of Net Asset Value

How to Buy and Redeem Shares

Dividends and Distributions

Taxes

Other Information

GENERAL INFORMATION

Steward Domestic All-Cap Equity Fund, Steward Multi-Manager Equity Fund and Steward Select Bond Fund ("Funds") are series of Steward Funds, Inc. ("Company") an "open-end diversified management company" registered under the Investment Company Act of 1940 ("1940 Act"). The shares of each Fund have been divided into two classes, including Individual shares and Institutional shares. Each class represents an interest in a Fund, but is subject to different rights, expenses and privileges. The Company was originally incorporated in Delaware in 1968 and commenced business shortly thereafter as an open-end diversified management company under the 1940 Act. On February 18, 1992, shareholders approved a plan of reorganization pursuant to which the Company became, on May 11, 1992, a Maryland series company, Capstone Fixed Income Series, Inc. The Company's name was changed to Capstone Christian Values Fund on March 13, 2000. On June 3, 2004, the name was changed to Steward Funds, Inc.

Capstone Asset Management Company ("CAMCO") serves as investment adviser to Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund. Frank Russell Investment Management Company ("FRIMCo") is investment adviser to Steward Multi-Manager Equity Fund and allocates this Fund's assets among different money managers s. (See "Advisers and Administrator.") CAMCO and FRIMCo may also be referred to herein as "Advisers."

INVESTMENT STRATEGIES

Following is a discussion of various types of securities and strategies that may be used by the Funds.

Temporary Defensive and Other Short-Term Positions

Each Fund may invest in certain short-term, high-quality debt instruments and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the applicable Adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. A Fund for which the investment objective is capital appreciation may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.

Although it is expected that each Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; (v) repurchase agreements; (vi) money market funds; and (vii) zero coupon bonds..

The Funds will normally invest in short-term instruments that do not have a maturity of greater than one year.

Common Stock, Convertible Securities and Other Equity Securities

Steward Domestic All-Cap Equity Fund and Steward Multi-Manager Equity Fund may invest in common stocks, which represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations. Common stocks do not contain a guarantee of value -- their prices can fluctuate up or down, and can go to zero under certain circumstances.

Steward Domestic All-Cap Equity Fund and Steward Multi-Manager Equity Fund may also buy other types of equity securities such as convertible securities, preferred stock, and warrants or other securities that are exchangeable for shares of common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Steward Domestic All-Cap Equity Fund may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

Steward Domestic All-Cap Equity Fund and Steward Multi-Manager Equity Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund will invest in synthetic convertibles only with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Steward Domestic All-Cap Equity Fund and Steward Multi-Manager Equity Fund may invest in the equity securities of certain small cap and mid cap companies. Small cap and mid cap companies will tend to be smaller, less established companies and investment in these companies may involve greater risk than is customarily associated with securities of larger, more established companies. Small cap and mid cap companies may experience relatively higher growth rates and higher failure rates than do larger companies. The trading volume of securities of small and mid cap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

To the extent consistent with its investment objective and strategies, a Fund may invest in the following instruments:

Government Obligations

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These other agencies and instrumentalities are not insured or guaranteed by the U.S. government and may be supported only by one or more of the following:

the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
the credit of the agency or instrumentality.

Bank Obligations

These obligations include negotiable certificates of deposit and bankers' acceptances. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. The Funds will limit their bank investments to dollar-denominated obligations of U.S. or foreign banks rated A or better by Moody's or S&P, that have more than $1 billion in total assets at the time of investments and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation.

Commercial Paper

Commercial paper includes short-term unsecured promissory notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds must have a remaining maturity of no more than 270 days from the date of purchase by the Funds, and commercial paper purchased by Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund must be rated at least A-1 or P-1 by an NRSRO, or deemed of comparable quality by CAMCO. Steward Multi-Manager Equity Fund does not have rating requirements for its commercial paper investments. A Fund may not invest more than 5% of its total assets in commercial paper of a single issuer.

Repurchase Agreements

The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that same security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The agreement will be fully collateralized by the underlying securities and will be marked-to-market on a daily basis during the term of the repurchase agreement to insure that the value of the collateral always equals or exceeds the repurchase price. A Fund will enter into repurchase agreements only with firms that present minimal credit risks as determined in accordance with guidelines adopted by the Board of Directors. In the event of default by the seller under the repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

Corporate Debt Securities

Corporate debt securities include bonds, debentures, notes and similar instruments issued by corporations and similar entities. A Fund's investment in these instruments must comply with the Fund's rating criteria.

When-Issued and Delayed Delivery Securities

Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase price. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if CAMCO deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within three business days; and (3) the Fund will receive any interest or dividends paid on the loaned securities.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. If the borrower fails financially, a Fund may also lose its rights to the collateral.

Investment Companies

Each Fund is permitted to invest in shares of other open-end or closed-end investment companies, including exchange-traded funds, to the extent consistent with its investment objective and policies and with limits imposed under applicable law and regulations. If an investment company in which a Fund invests has a sales charge greater than 1.5%, the Fund may invest up to 5% of its assets in such other company provided that such investment does not amount to more than 3% of such other company's outstanding voting shares and the Fund's investments in other investment companies in the aggregate does not exceed 10% of the Fund's assets If an investment company in which a Fund invests has a sales charge of no more than 1.5%, the Fund may invest any amount of its assets in such other company provided: (a) the Funds' aggregate investments (together with those of their affiliated persons) in such other investment company do not exceed 3% of the outstanding shares of that other investment company; (b) the Funds, in any 30-day period, do not redeem any amount in excess of 1% of the total outstanding share of such other investment company (see "Restricted and Illiquid Securities," below); and (c) on issues on which shareholders of such other investment company are asked to vote, the Funds will vote their shares in the same proportion as the vote of all other holders of shares of that investment company. To the extent a Fund invests a portion of its assets in other investment companies, those assets will be subject to the expenses of any such investment company as well as to the expenses of the Fund itself. A Fund's investments in a closed-end investment company, together with investments in such closed-end company by other funds having the same investment adviser as the Fund, would be limited to 10% of the outstanding voting shares of such closed-end company. The Funds may not purchase shares of any affiliated investment company except as permitted by SEC rule or order.

Real Estate Investment Trusts

Steward Select Bond Fund may invest in debt securities issued by real estate investment trusts ("REITs"), including REITs invested principally in mortgages of churches, colleges, schools and other non-profit organizations. A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions, over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT securities. Rising interest rates also generally increase the costs of obtaining financing, which could make it more difficult for a REIT to meet its obligations. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers' ability to repay its debt to the REIT when due. Equity REIT securities may be affected by the ability of tenants to pay rent. In addition, REITs may not be diversified. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the Investment Company Act of 1940, as amended ("1940 Act"). Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms.

Restricted and Illiquid Securities

A Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain OTC options, certain investment company securities, and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain securities deemed to be illiquid may subsequently be determined to be liquid if they are found to satisfy relevant liquidity requirements.

Investments by the Funds in securities of other investment companies may be subject to restrictions regarding redemption. In certain circumstances, to the extent a Fund owns securities of such a company in excess of 1% of that company's total outstanding securities, such holdings by the Fund could be deemed to be illiquid and would be subject to the Fund's 15% limit on illiquid investments. (See "Investment Companies and Investment Funds," above.)

The Board of Directors has adopted guidelines and delegated to each Adviser the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Directors, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Risk Management and Other Special Investment Practices

To the extent consistent with its investment policies, the Funds may employ special investment practices as a means of risk management and of obtaining market exposure to securities without purchasing the securities directly. These practices include the purchase of financial futures contracts and of put and call options on securities, securities indexes and financial futures contracts.

A call option gives the purchaser of the option, in return for premium paid, the right to buy the underlying security at a specified price at any point during the term of the option. A put option gives the purchaser the right to sell the underlying security at the exercise price during the option period. In the case of an option on a securities index, the option holder has the right to obtain, upon exercise of the option, a cash settlement based on the difference between the exercise price and the value of the underlying index.

The purchase of put and call options does involve certain risks. Through investment in options, a Fund can profit from favorable movements in the price of an underlying security to a greater extent than if the Fund purchased the security directly. However, if the security does not move in the anticipated direction during the term of the option in an amount greater than the premium paid for the option, a Fund may lose a greater percentage of its investment than if the transaction were effected in the security directly. Generally, transactions in securities index options pose the same type of risks as do transactions in securities options.

The Funds may also (i) invest in financial futures contracts and options on financial futures and (ii) engage in margin transactions with respect to such investments. The Funds will use futures as a temporary means of gaining exposure to its particular market prior to making investments of incoming cash in additional securities. An Adviser or money manager, in conducting these activities for the Funds, claims an exclusion from requirements to register as a commodity pool operator and the Funds claim an exclusion from requirements to register as commodity pools.

A securities index futures contract is an agreement under which two parties agree to take or make delivery of an amount of cash based on the difference between the value of a securities index at the beginning and at the end of the contract period. When the Funds enter into a securities index futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the securities index fluctuates, the Funds may be required to make additional margin deposits, known as "variation margin," to cover any additional obligation it may have under the contract.

Options on securities index futures contracts are similar to options on securities except that an option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract (a long position if the option is a call and a short position if the option is a put), upon deposit of required margin. In the alternative, the purchaser may resell the option, if it has value, or simply let it expire. Upon expiration, the purchaser will either realize a gain or the option will expire worthless, depending on the closing price of the index on that day. Thus, the purchaser's risk is limited to the premium paid for the option.

Successful use by the Funds of securities index futures contracts is subject to certain special risk considerations. A liquid index futures market may not be available when a Fund seeks to purchase or sell a contract. In addition, there may be an imperfect correlation between movements in the securities included in the index and movements in the prices of securities a Fund wishes to purchase. Successful use of securities index futures contracts and options on such contracts is further dependent on an Adviser's or money manager's ability to predict correctly movements in the direction of the stock markets, and no assurance can be given that its judgment in this respect will be correct.

The Securities and Exchange Commission ("SEC") generally requires that when investment companies, such as the Funds, effect transactions of the foregoing nature, the company must segregate either cash or readily marketable securities with its Custodian in the amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Funds will comply with such segregation or cover requirements.

Securities Index Futures and Related Options

Each Fund may engage in transactions in options on securities and securities indices, and securities index futures and options on such futures as a proxy for investing in underlying securities in accordance with the Fund's investment policies.

The Funds may purchase options on securities indices. A securities index (such as the S&P 500) assigns relative values to the securities included in the index and the index fluctuates with the changes in the market values of the securities so included. Options on securities indices are similar to options on securities except that, rather than giving the purchaser the right to take delivery of the securities at a specified price, an option on a securities index gives the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss with respect to options on securities indices depends on price movements in the stock market generally rather than price movements in individual securities.

The multiplier for an index option performs a function similar to the unit of trading for a securities option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

Because the value of the securities index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss on the purchase of a put or call option on a securities index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.

A securities index futures contract is a bilateral agreement in which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of the last trading day of the contract and the futures contract price. The value of a unit is the current value of the securities index. For example, the Standard & Poor's Stock Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("S&P 500 Index"). The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index futures were $150, one contract would be worth $75,000 (500 units X $150). Stock index futures contracts specify that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of a contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units X gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units X loss of $4).

Options on securities index futures contracts are similar to options on securities except that an option on a securities index futures contract gives the purchaser the right, in return for a premium paid, to assume a position in a securities index futures contract (a long position if the option is a call and a short position if the option is a put), upon deposit of required margin. In the alternative, the purchaser may resell the option, if it has value, or simply let it expire. Upon expiration the purchaser will either realize a gain or the option will expire worthless, depending on the closing price of the index on that day. Thus, the purchaser's risk is limited to the premium paid for the option.

Successful use of securities index futures contracts and options on such contracts is limited by the fact that the correlation between movements in the price of futures contracts or options on futures contracts and movements in prices of securities in a particular benchmark may not be perfect.

The Funds will purchase and sell securities futures contracts and will purchase put and call options on securities index contracts only as a means of obtaining market exposure to securities in its benchmark. The Funds will not engage in transactions in securities index futures contracts or options on such contracts for speculation and will not write options on securities index futures contracts.

When purchasing securities index futures contracts, a Fund will be required to post a small initial margin deposit, held in a segregated account with the futures broker selected by the Fund; the remaining portion of the contracts' value will be retained in short-term investments in order to meet variation margin requirements. In the event of net redemptions, a Fund would close out open futures contracts and meet redemptions with cash realized from liquidating short-term investments. A Fund will not leverage its portfolio by purchasing an amount of contracts that would increase its exposure to securities market movements beyond the exposure of a portfolio that was 100% invested in those securities.

Securities index futures contracts by their terms settle at settlement date on a cash basis. In most cases, however, the contracts are "closed out" before the settlement date. Closing out an open futures position is done by taking an opposite position ("buying" a contract that has previously been "sold" or selling a previously purchased contract) in an identical contract to terminate the position.

Positions in securities index futures contracts may be closed out only on an exchange that provides a secondary market for such futures. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specified time. Thus, it may not be possible to close out a futures position, which could have an adverse impact on a Fund's cash position, and which could possibly force the sale of portfolio securities at a time when it may be disadvantageous to do so. In the opinion of the Funds' management, the risk that a Fund will be unable to close out a futures contract will be minimized by entering only into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and to the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to an investor. Because the Funds will engage in futures strategies only for hedging purposes, the Funds' management does not believe that the Funds will be subject to the risks of substantial loss that may be associated with futures transactions.

INVESTMENT RESTRICTIONS

The Funds are subject to investment restrictions designed to reflect their cultural values screening policies. In addition, each Fund has adopted the following investment restrictions, which are fundamental policies of the Fund (except as otherwise noted) and may not be changed without approval by vote of a majority of the outstanding shares of that Fund. For this purpose such a majority vote means the lesser of (1) 67% or more of the voting securities present at an annual or special meeting of shareholders, if holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

As a fundamental policy, each Fund has elected to be qualified as a diversified series of the Company.

A Fund may not:

1.	borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.	issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4.	engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5.

purchase or sell real estate, which does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

6.	purchase physical commodities or contracts relating to physical commodities;

7.

make loans to other persons, except (i) loans of portfolio securities: and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

With respect to senior securities, borrowing and concentrating investments, the 1940 Act, as amended, and regulatory interpretations of relevant provisions of that Act establish the following general limits. Open-end registered investment companies such as the Funds, are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Company is, however, permitted to issue separate series of shares (each Fund is a series of the Company) and to divide those series into separate classes. (Individual class and Institutional class are such separate classes.) The Funds have no intention to issue senior securities, except that the Company may issue its shares in separate series and divide those series into classes of shares. Although borrowings could be deemed to be senior securities, each Fund is permitted to borrow from a bank, provided, that immediately after any such borrowing there is an asset coverage of at least 300 per cent for all borrowings by the Fund. The Act also permits a Fund to borrow for temporary purposes only in an amount not exceeding 5 per cent of the value of its total assets at the time when the loan is made. (A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.) The SEC has indicated, however, that certain types of transactions, which could be deemed "borrowings" (such as firm commitment agreements and reverse repurchase agreements), are permissible if a Fund "covers" the agreements by establishing and maintaining segregated accounts. The Funds presently do not intend to borrow except when advisable to satisfy redemptions and a Fund will make no purchases if its outstanding borrowings exceed 5% of its total assets. With respect to concentration, the SEC staff takes the position that investment of 25% or more of a Fund's total assets in any one industry represents concentration.

A Fund's portfolio securities may be turned over whenever necessary or appropriate in the opinion of the Fund's management to seek the achievement of the basic objective of the Fund. The Funds do not intend to invest for control of portfolio companies.

PERFORMANCE INFORMATION

The Funds may from time to time include figures indicating total return or average annual total return in advertisements or reports to shareholders or prospective investors. Average annual total return and total return figures are calculated for each class of shares and represent the increase (or decrease) in the value of an investment in a class of shares of a Fund over a specified period. Both calculations assume that all income dividends and capital gain distributions during the period are reinvested at net asset value in additional shares of that class.

Average annual total return and total return figures represent the increase (or decrease) in the value of an investment in a class of shares of a Fund over a specified period. Both calculations assume that all income dividends and capital gains distributions during the period are reinvested at net asset value in additional shares of the class.

Quotations of the average annual total return reflect the deduction of a proportional share of class expenses on an annual basis. The results, which are annualized, represent an average annual compounded rate of return on a hypothetical investment in the particular class of shares of a Fund over a period of 1, 5 and 10 years ending on the most recent calendar quarter, or the life of the Fund or class, calculated pursuant to the following formula:

[P(1 + T)[n] = ERV]
Where P =	a hypothetical initial payment of $1,000,
T =	the average annual total return,
n =	the number of years, and
ERV =	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations of a class of shares. Total return is based on past performance and is not a guarantee of future results.

Performance information for a Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the S&P 1500 Index, the Dow Jones Industrial Average ("DJIA"), the Lehman Brothers Aggregate Bond Index or other appropriate unmanaged indices of performance of various types of investments, so that investors may compare a Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for taxes, administrative and management costs and expenses.

Performance information for a Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund's investment objectives and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses. Such information should not be considered as a representation of a Fund's future performance.

DIRECTORS AND EXECUTIVE OFFICERS

The directors provide overall supervision of the affairs of the Funds. The Funds' directors and executive officers, and their principal occupations for the last five years, are listed below. All persons named as directors also serve in similar capacities for other mutual funds sponsored by CAMCO, as indicated below
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held Director

Interested Director

Edward L. Jaroski* ** 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 57	Director, President & Chairman of the Board	From 2000	President and Director of Capstone Asset Management Company; President and Director of Capstone Asset Planning Company and Capstone Financial Services, Inc.	4	TUTS - Theatre Under the Starts (2004)

Independent Directors

John R. Parker 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 57	Director	From 2000	Self-employed Investor Consultant	4	None

Bernard J. Vaughan 200 N. Wynnewood Avenue #A-112 Wynnewood, PA 19096 Age: 75	Director	From 2000	Retired	4	None

James F. Leary 15851 N. Dallas Parkway #500 Addison, TX 75001 Age: 73	Director	From 2000	Financial Consultant; Managing Director of Benefit Capital Southwest	4	Director-Prospect Street High Income Fund and Prospect Street Income Fund; Director-Associate Materials, Inc. (1988-2001); Director-Pacesetter Capital Group

Leonard B. Melley, Jr. ** 6216 Yadkin Road Fayetteville, NC 28303 Age: 44	Director	From 2001	CEO/President of Freedom Stores, Inc.	4	None

Executive Officers

Dan E. Watson 5847 San Felipe, Suite 4100 Houston, TX 77057 Age 55	Executive Vice President	From 2000	Executive Vice President/CIO of Capstone Asset Management Company & Capstone Financial Services, Inc.; Officer of other Capstone Funds	N/A	None

Howard S. Potter 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 52	Sr. Vice President	From 2000	Managing Director and Portfolio Manager of Capstone Asset Management Company and Capstone Financial Services, Inc.; Officer of other Capstone Funds	N/A	None

John R. Wolf 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 42	Sr. Vice President	From 2000	Sr. Vice President/Portfolio Manager of Capstone Asset Management Company; Officer of other Capstone Funds	N/A	None

Richard A. Nunn 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 58	Sr. Vice President, Secretary, Principal Financial Accounting Officer and Chief Compliance Officer	From 2004	Senior Vice President and Chief Compliance Officer of Capstone Asset Management Company and Capstone Asset Planning Company; Officer of other Capstone Funds	N/A	None

Kimberly A. Wallis 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 37	Asst. Vice President Compliance	From 2004	Asst. Vice President Compliance, Capstone Asset Management Company and Capstone Asset Planning Company; Officer of other Capstone Funds	N/A	None

Carla Homer 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 44	Treasurer	From 2004	Treasurer of Capstone Asset Management Company; Officer of other Capstone Funds	N/A	None

Alaina V. Metz 3435 Stelzer Road Columbus, Ohio 43219 Age: 37	Asst. Secretary.	From 2004	Vice President, Regulatory Services, BISYS Fund Services; Officer of other Capstone Funds	N/A	None

*	Mr. Jaroski is an "interested person" of the Steward Group of Mutual Funds, as defined in the Investment Company Act of 1940, because of his position with CAMCO and the Distributor.
**	Mr. Melley is married to the sister of Mr. Jaroski's wife.

The Funds have four committees that report to the Board of Directors. Two of these committees, the Audit Committee and the Nominating/Corporate Governance Committee, are comprised exclusively of independent directors. The Valuation and Investment Review Committee, and the Compliance Committee is comprised exclusively of members of the Board of Directors. Following is a description of each of the committees:

Audit Committee - The purpose of this committee is to oversee the accounting and financial reporting policies and practices and internal controls of the Funds, and, as appropriate, the internal controls of certain service providers to the Funds; to oversee the quality and objectivity of the Funds' financial statements and the independent audit thereof; and to act as a liaison between the Funds' independent auditors and the full Boards. The Committee approves the appointment and compensation of the Funds' auditors and evaluates their independence. It also pre-approves audit and non-audit services provided to the Funds and non-audit provided to certain service providers by the auditor. The Committee is composed entirely of independent members of the Board of Directors of the Funds. Current Committee members are: Leonard B. Melley, Chairman; Bernard J. Vaughan, John R. Parker, and James F. Leary. The Committee met four (4) times during the fiscal year ended April 30, 2004.

Compliance Committee - The purpose of this committee is to oversee management's implementation of internal controls and procedures relating to investment management and trading, sales and service, administration and pricing and regulatory procedures. Current Committee members are: James F. Leary, Chairman; Edward L. Jaroski, John R. Parker, Leonard Melley and Bernard J. Vaughan. The Committee met four (4) times during the fiscal year ended April 30, 2004.

Nominating/Corporate Governance - The purpose of this committee is to select and nominate independent directors to the Board of Directors, to nominate members for other Board Committees, and to evaluate and enhance the effectiveness of the Board in its role in governing the Funds and overseeing the management of the Funds. The Committee is composed entirely of independent members of the Board of Directors of the Funds. Current Committee members are: Bernard J. Vaughan, Chairman; John R. Parker, Leonard B. Melley and James F. Leary. The Committee met four (4) times during the fiscal year ended April 30, 2004. The nominating committee will not consider nominees recommended by shareholders.

Valuation and Investment Review Committee - The purpose of this committee is to oversee management's implementation of internal controls and procedures relating to the valuations placed on the securities of the Funds, to review and confirm the implementation of changes intended to improve performance, and to evaluate fund performance. Current Committee members are: John R. Parker, Chairman; Edward L. Jaroski, Leonard B. Melley, James F. Leary and Bernard J. Vaughan. The Committee met four (4) times during the fiscal year ended April 30, 2004.

The following table provides information about the directors' ownership of securities in the Funds and in the total fund complex.

Directors	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds Overseen by the Director/Trustee in Capstone Family of Funds
Interested Director:
Edward L. Jaroski	To be provided	over $100,000
Independent Directors:
Bernard J. Vaughan	To be provided	$50,001 - $100,000
James F. Leary	To be provided	$1 - $10,000
Leonard B. Melley, Jr.	To be provided	$50,001 - $100,000
John R. Parker	To be provided	$1 - $10,000

*	Information provided as of September 30, 2004.

As of September 30, 2004, the Independent Directors, and/or any of their immediate family members, did not own any securities issued by CAMCO, FRIMCo, any money manager or the Funds' principal underwriter or any company controlling, controlled by or under common control with those entities.

The directors and officers of the Funds as a group own less than one percent of the outstanding shares of any Fund. Each independent director serves as a director or trustee on the boards of two other registered investment companies comprising the Capstone Complex of Mutual Funds ("Capstone Funds Complex"). The independent directors/trustees are entitled to $2,000 per meeting attended and are paid an annual retainer of $7,000. In addition, each independent director/trustee is paid $500 per committee for serving on four (4) committees. The Lead Director is paid additional $2,000 for serving the Capstone Funds complex. All fees received by the directors/trustees are allocated among the Capstone Funds Complex based on net assets. The directors/trustees and officers of the Capstone Funds are also reimbursed for expenses incurred in attending meetings of the Boards of Directors/Trustees.

The following table represents the compensation received by the independent directors/trustees during fiscal 2004 from the Capstone Funds complex. No compensation has yet been paid to directors by Steward Domestic All-Cap Equity Fund or Steward Select Bond Fund, which commenced operations on October 1, 2004, or by Steward Multi-Manager Equity Fund, which commended operations on ____________, 2004.

Name of Person, Position	Aggregate Compensation from Fund(3)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Directors/Trustees(4)

James F. Leary, Director/Trustee(1)(2)	To be provided	$0	$0	$20,000
John R. Parker, Director/Trustee(1)(2)	To be provided	$0	$0	$18,000
Bernard J. Vaughan, Director/Trustee(1)(2)	To be provided	$0	$0	$18,000
Leonard B. Melley, Director/Trustee(1)(2)	To be provided	$0	$0	$18,000

(1)	Director of Steward Funds, Inc. ("SFI")
(2)	Director of Capstone Series Fund Inc. ("CSFI")
(3)

Compensation received by Independent Directors is allocated among the Capstone complex of Mutual Funds on which the director serves based on net assets. The Capstone complex of Mutual Funds consists of SFI, and CSFI. CSFI has only one portfolio. SFI has two currently operating portfolios. The Steward Large Cap Equity Index Fund portfolio was dissolved, effective October 15, 2004.

(4)

Compensation paid during fiscal year 2004 included fees for service as trustees of Capstone Social Ethics and Religious Values Fund ("SERV"). All five portfolios of SERV were dissolved, effective October 15, 2004, subsequent to SERV's September 30, 2004 fiscal year end.

Advisers, Money Managers and Administrator

Pursuant to the terms of an investment advisory agreement effective October 1, 2004, ("CAMCO Agreement") the Company employs CAMCO, to furnish investment advisory services for Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund. CAMCO was formed in 1982 as a wholly-owned subsidiary of Capstone Financial Services, Inc. CAMCO is located at 5847 San Felipe, Suite 4100, Houston, Texas 77057. CAMCO provides investment management services to pension and profit sharing accounts, corporations and individuals, and serves as investment adviser and/or administrator to seven registered investment companies. CAMCO manages assets in excess of $2.5 billion.

The CAMCO Agreement provides CAMCO shall have full discretion to manage the assets of Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund in accordance with their respective investment objectives and policies and the terms of the Articles of Incorporation. CAMCO is authorized, with the consent of the directors, to engage money managers for the Funds, although it does not currently do so. CAMCO has sole authority to select broker-dealers to execute transactions for Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund, subject to the reserved authority of the directors to designate particular broker-dealers for this purpose. CAMCO will vote proxies on portfolio securities of Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund, subject to any guidelines that may be established by the directors. The CAMCO Agreement provides that CAMCO will generally not be liable in connection with its services except for acts or omissions that constitute misfeasance, bad faith or gross negligence, and CAMCO shall not be liable for the acts of third parties. The CAMCO Agreement provides that it may be terminated at any time with respect to either Steward Domestic All-Cap Equity Fund or Steward Select Bond Fund by such Fund without penalty on sixty days' notice to CAMCO , and by CAMCO, upon ninety days' notice to the particular Fund.

For its services, CAMCO receives investment advisory fees monthly, in arrears, from Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund at the following annual rates, which are applied to the aggregate average daily net assets of each Fund.

Annual Fee rate as a percentage of average daily net assets:
Steward Domestic All-Cap Equity Fund	Steward Select Bond Fund
0.15% of the first $500 million	0.25 % of the first $500 million
0.125% of the next $500 million	0.20% of the next $500 million
0.10% of assets over $1 billion	0.175% of assets over $1 billion

Pursuant to the CAMCO Agreement, CAMCO pays the compensation and expenses of all of its directors, officers and employees who serve as officers and executive employees of the Company (including the Company's share of payroll taxes), except expenses of travel to attend meetings of the Company's Board of Directors or committees or advisers to the Board. CAMCO also agrees to make available, without expense to the Company, the services of its directors, officers and employees who serve as officers of the Company.

The CAMCO Agreement provides that CAMCO shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of CAMCO in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the CAMCO Agreement, and that CAMCO shall not be liable for the acts of third parties.

The Company employs FRIMCo as investment adviser to Steward Multi-Manager Equity Fund ("MME Fund") pursuant to an advisory agreement dated ____________ ("FRIMCo Agreement"). The FRIMCo Agreement provides that FRIMCo will have general supervisory responsibility for the general management of MME Fund's assets and for development of investment programs and strategies for MME Fund. FRIMCo will research and evaluate Money Managers for appointment by the Board, will determine the allocation of MME Fund assets among Money Managers from time to time and will monitor and evaluate the investment performance of each Money Manager employed by the Company, recommending changes or additions where appropriate. FRIMCo may manage a portion of MME Fund's assets directly. FRIMCo will not be responsible or liable for the investment merits of any decision by a Money Manager to purchase, hold, or sell a security for MME Fund. The FRIMCo Agreement provides that FRIMCo may use research and other resources of its parent company, Frank Russell Company, at no extra cost to MME Fund. The FRIMCo Agreement that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the FRIMCo Agreement or on the part of FRIMCo or its corporate affiliates, FRIMCo and its corporate affiliates shall not be subject to liability to the Company or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services under the FRIMCo Agreement or for any losses that may be sustained in the purchases, holding, or sale of any security. For its services under the FRIMCo Agreement, FRIMCo receives an annual management fee, accrued daily at the rate of 1/365th and payable following the last day of each month equal to 0.55% of the Fund's average daily net assets during the month. Out of this fee, FRIMCo pays fees of the Money Managers.

The following Money Managers, each of which is unaffiliated with the Company, FRIMCo, and CAMCO, have been retained to manage portions of MME Fund's assets, pursuant to Portfolio Management Contracts:

Alliance Capital Management, L.P., 1345 Avenue of the Americas, New York, NY 10105, provides its services to MME Fund through its Alliance/Bernstein unit.

Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 0650, Florham Park, NJ 07932-0650

Lord, Abbett & Company, 90 Hudson Street, Jersey City, NJ 07302-3973

MFS Investment Management, Inc., 500 Boylston Street, Boston, MA 02116

The CAMCO Agreement was approved by unanimous votes of the Board of Directors, and of the directors who are not interested persons, at a meeting held May 19, 2004. The FRIMCo Agreement and the Portfolio Management Contracts with each Money Manager were approved by unanimous votes of the Board of Directors and of the directors who are not interested persons, at a meeting held November 16, 2004. In connection with approving each of these agreements ("Agreements"), the directors reviewed with counsel information provided by CAMCO, FRIMCo and each money manager concerning its proposed advisory services to the respective Funds. The directors reviewed materials concerning the Funds' anticipated expenses, including advisory fee and Money Manager fee rates, for the Funds and comparable funds or services. They also reviewed procedures for overseeing the Funds' other service providers and FRIMCo's procedures for overseeing the activities of the Money Managers, including performance review, arrangements for voting of proxies on MME Fund portfolio securities and allocation of MME Fund portfolio brokerage. The directors considered various potential sources of other compensation to CAMCO, FRIMCo, the Money Managers and their affiliates attributable to their relationship with the Funds, including the receipt of distribution fees by the Funds' Distributor and the potential receipt of brokerage commissions from MME Fund by Russell Funds Distributors. In determining to approve the Agreements, the directors noted the reasonableness and fairness of the proposed advisory fees and of overall anticipated Fund expenses.

Each Agreement will remain in effect for an initial period up to two years, and thereafter from year to year, provided the renewal of an Agreement as to a Fund is specifically approved (a) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities, and (b) by the affirmative vote of a majority of the directors who are not parties to the Agreement or interested persons of any such party, by votes cast in person at a meeting called for such purpose. The CAMCO and FRIMCo Agreements may each be terminated as to a Fund (a) at any time without penalty by the Fund upon the vote of a majority of the directors or, by vote of the majority of that Fund's outstanding voting securities, upon 60 days' written notice to the applicable Adviser or money manager or (b) by the applicable Adviser or money manager at any time without penalty, upon 90 days' written notice to the Fund. Each such Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act). The Portfolio Management Contracts may be terminated at any time without penalty by FRIMCo or the Company, or by the respective Money Managers upon thirty days' notice to FRIMCo.

Administration Agreement

Pursuant to an Administration Agreement effective October 1, 2004 as to Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund and _[date]___ as to Steward Multi-Manager Equity Fund CAMCO supervises all aspects of the Funds' operations. It oversees the performance of administrative and professional services to the Funds by others; provides office facilities; prepares reports to shareholders and the SEC; and provides personnel for supervisory, administrative and clerical functions. Except as noted below, the costs of these services are borne by CAMCO. For these services, each Fund will pay to CAMCO a fee, calculated daily and payable monthly in arrears, equal to an annual rate of 0.075% of the first $500 million of the Fund's average daily net assets and 0.06% on the next $500 million of such assets and 0.05% on such assets above $1.0 billion.

Expenses

Each Fund and class pays all of its expenses and its allocated share of Company expenses not borne by CAMCO pursuant to the Administration Agreement including such expenses as (i) advisory and administrative fees, (ii) fees under the Service and Distribution Plan (see "Distributor"), (iii) fees for legal, auditing, fund accounting, transfer agent, state filings, dividend disbursing, and custodian services, (iv) the expenses of issue, repurchase, or redemption of shares, (v) interest, taxes and brokerage commissions, (vi) membership dues in the Investment Company Institute allocable to the Company, (vii) the cost of reports and notices to shareholders, and (viii) fees to directors and salaries of any officers or employees who are not affiliated with the Advisers or Administrator, if any.

The expenses allocable to each Fund and each class of shares are accrued daily and are deducted from total income before dividends are paid. Fund expenses, as well as a Fund's share of Company expenses, are generally allocated between classes based on their respective net asset values. Retail class and Institutional class expenses pursuant to the Service and Distribution Plan are borne by Retail class and Institutional class shares, respectively, and the directors may determine that other expenses are specific to a particular class and should be allocated to that class.

Distributor

Capstone Asset Planning Company (the "Distributor"), 5847 San Felipe, Suite 4100, Houston, Texas 77057, acts as the principal underwriter of the Funds' shares pursuant to a written agreement with the Company effective April 17, 2000, as amended at a meeting held May 19, 2004 with (the "Distribution Agreement"). The Distributor has the exclusive right (except for distributions of shares directly by the Company) to distribute shares of the Funds in a continuous offering through affiliated and unaffiliated dealers. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. Except to the extent otherwise permitted by the Service and Distribution Plan (see below), the Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising.

Edward L. Jaroski is President and a director of the Company and is President and a director of CAMCO and of the Distributor. Some other officers of the Company are also officers of CAMCO, the Distributor, and their parent, Capstone Financial Services.

The Distribution Agreement shall continue for an initial two-year term and is renewable from year to year if approved in each case (a) by the Company's Board of Directors or by a vote of a majority of the Funds' outstanding voting securities and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreement or interested persons of any party, by vote cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

The Company has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for each Fund's Individual Class shares, which permits each Fund to compensate the Distributor for its services in connection with the distribution of its Individual Class shares and the provision of certain services to Individual Class shareholders. These services include, but are not limited to, the payment of compensation, including incentive compensation, to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various distribution-related and/or administrative services for the Funds. These services include, among other things, processing new shareholder account applications, preparing and electronically transmitting to the Funds' Transfer Agent computer processed tapes of all transactions by customers and serving as the primary source of information to customers in answering questions concerning the Funds and their transactions with the Funds. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Funds. In addition, the Plan authorizes Individual Class shares of each Fund to bear the cost of preparing, printing and distributing Fund prospectuses and Statements of Additional Information to prospective Individual Class investors and of implementing and operating the Plan.

Under the Plan, payments are made to the Distributor at an annual rate of 0.25% of the average net assets of Individual Class shares of each Fund. Subject to these limits, the Distributor may reallow amounts up to 0.25% of Individual Class net assets to Service Organizations (which may include the Distributor itself), such reallowances to be at an annual rate of 0.25% based on the average net asset value of Individual Class shares of that Fund held by shareholders for whom the Service Organization provides services. Any remaining amounts not so allocated will be retained by the Distributor. The Distributor collects the fees under the Plan on a monthly basis.

Rule 12b-1 requires that the Plan and related agreements have been approved by a vote of the Company's Board of Directors and by a vote of the directors who are not "interested persons" of the Company as defined under the 1940 Act and have no direct or indirect interest in the operation of the Plan or any agreements related to the Plan (the "Plan Directors"). The Plan will continue in effect for successive one year periods provided that such continuance is specifically approved at least annually by a majority of the directors, including a majority of the Plan Directors. In determining whether to adopt or continue the Plan, the directors must request and evaluate information they believe is reasonably necessary to make an informed determination of whether the Plan and related agreements should be implemented, and must conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreements will benefit each Fund and the shareholders of each class. Any change in the Plan that would materially increase the distribution expenses to be paid by a class requires approval by shareholders of the affected class, but otherwise, the Plan may be amended by the directors, including a majority of the Plan Directors.

As required by Rule 12b-1, the directors will review quarterly reports prepared by the Distributor on the amounts expended and the purposes for the expenditures. The Plan and related agreements may be terminated with respect to one or more Funds or classes at any time by a vote of the Plan Directors or by vote of a majority of the outstanding voting securities of each such Fund or class. As required by Rule 12b-1, selection and nomination of disinterested directors for the Company is committed to the discretion of the directors who are not "interested persons" as defined under the 1940 Act.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund

CAMCO is responsible for the placement of portfolio business and the negotiation of the commissions paid on the Funds' securities transactions. It is the policy of CAMCO to seek the best security price or "best execution" available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. CAMCO seek the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, CAMCO considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm are believed to meet these criteria, preference may be given to firms that also provide research services to the Funds or CAMCO. In addition, CAMCO may cause a Fund to pay a broker that provides brokerage and research services a commission in excess of the amount another broker might have charged for effecting a securities transaction. Such higher commission may be paid if CAMCO determines in good faith that the amount paid is reasonable in relation to the services received in terms of the particular transaction or CAMCO's overall responsibilities to the particular Fund and to CAMCO's other clients. Such research services must provide lawful and appropriate assistance to CAMCO in the performance of its investment decision-making responsibilities and may include advice, both directly and in writing, as to the value of the securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities, as well as furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

CAMCO places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which a Fund effects securities transactions may be used by CAMCO in servicing all of its accounts; not all of such services may be used by CAMCO in connection with that Fund. CAMCO has arrangements to receive research only with respect to accounts for which it exercises brokerage discretion, including Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund. Many of CAMCO's clients have not granted CAMCO brokerage discretion and therefore, any research services received as a result of paying commissions in excess of the amount another broker might have charged are subsidized by accounts that have granted CAMCO such discretion, including Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund. Other research received, although not by a specific arrangement, may also be used by CAMCO in providing service to other accounts, including one or more Funds. In the opinion of CAMCO, the benefits from research services to each of the accounts (including the Funds) managed by CAMCO cannot be measured separately.

CAMCO seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations among a Fund and other advisory accounts, the main factors considered by CAMCO are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

Steward Multi-Manager Equity Fund

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions for the Fund is made either by the money manager or by FRIMCo. This Fund's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. The factors that may be considered in assessing the best overall terms available for any transactions include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Fund's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

For the segment of the Fund's portfolio assigned to FRIMCo or a money manager, FRIMCo or the money manager may effect portfolio transactions with a broker-dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Fund will effect transactions through Frank Russell Securities ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Fund or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Fund, the Fund's money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents only to the extent that the Fund will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the Fund, but may also benefit other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Fund will benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a Frank Russell Company ("FRC") Soft Dollar Committee, which consists principally of employees in research and investment management roles. (FRC is the parent company of FRIMCo.) The committee acts as an oversight body with respect to the provision of all research services to FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.

FRC also rebates to the Fund a portion of the commissions earned on certain trading by the Fund through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to the Fund when it generates the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met.

FRC retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission to recapture to the Fund. Trades through FRS for transition services and manager funding (i.e., brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hire, fire or additional funding of a money manager) and are at ordinary and customary commission rates and do not result in commission rebates.

Additionally, a money manager may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use, including possibly research services provided by Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS, a joint venture between FRC and Mellon Bank, is a major supplier of investment analytics to the investment management industry worldwide. Research services provided to a money manager are required by law to benefit the Fund when it generates the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Fund may benefit from research services provided with respect to trading by those other funds and clients.

Personal Trading Policies

The Funds, each Adviser and money manager and the Distributor have adopted written Codes of Ethics under Rule 17j-1 under the 1940 Act. Consistent with requirements of that Rule, the Codes permit persons subject to the Codes to invest in securities, including securities that may be purchased by the Funds, provided that they obtain prior clearance before engaging in such transactions, subject to certain exceptions.

Proxy Voting Policies and Procedures

The Company's Board of Directors has approved the proxy voting policies and procedures of CAMCO as the policies and procedures to be used in voting proxies on securities held by Steward Select Bond Fund and Steward Domestic All-Cap Equity Fund. The Board has approved the proxy voting policies and procedures of FRIMCo as the policies and procedures to be used in voting proxies on securities of Steward Multi-Manager Equity Fund. Copies of these proxy voting policies and procedures are attached as Exhibit A to this Statement of Additional Information. Shareholders may obtain information on how proxies were voted during the most recent 12-month period ended June 30 for Funds in which they hold shares, by calling (toll-free) 1-800-262-6631.

With respect to Steward Multi-Manager Equity Fund, the Board has delegated to FRIMCo primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of Steward Multi-Manager Equity Fund may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Fund on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Proxy Administrator is obligated to request additional direction from the Committee. The Proxy Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

DETERMINATION OF NET ASSET VALUE

The net asset value ("NAV") per share of each class of shares of each Fund is normally computed daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("Exchange"), which is currently 4:00 p.m. Eastern Time, provided that certain derivatives are priced as of 4:15 p.m. Eastern Time. NAV is not calculated on days on which the Exchange is closed for trading -- normally, weekends, national holidays and Good Friday. In addition to the days the Exchange is closed for trading, Steward Select Bond Fund does not price its shares on days the bond markets are closed for trading. Such additional days are normally Columbus Day and Veteran's Day. NAV of a class reflects the aggregate assets of a Fund attributable to that class less the liabilities attributable to that class. In computing NAV, for the Funds' equity securities: (i) exchange-traded securities are valued at their last reported sale price or, if there has been no sale on that day, at the mean between the last reported bid and asked prices; (ii) securities traded on the NASDAQ market are valued at the NASDAQ Official Closing Price, if available, otherwise at the last reported sale price, or, of there has been no sale on that day, at the mean between the last reported bid and asked prices; (iii) other equity securities are valued at the mean between the last reported bid and asked prices; and (iv) any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance on exchange or over-the-counter prices. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost. If an event were to occur after the value of a Fund's investment was so established but before the Fund's NAV per share is determined that is likely materially to change the Fund's NAV, the Fund's instrument would be valued using fair value considerations established by the Board of Directors.

HOW TO BUY AND REDEEM SHARES

Shares of the Funds are sold in a continuous offering without a sales charge and may be purchased on any business day through authorized dealers, including the Distributor. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and may charge a fee for this service in addition to the applicable NAV price for the shares. After each investment, the shareholder and the authorized investment dealer receive confirmation statements of the number of shares purchased and owned.

Minimum Investment

Individual Class shares - The minimum initial investment is $200 per Fund, except for continuous investment plans which have no minimum. There is no minimum for subsequent purchases, except that the minimum for subsequent telephone purchase per fund is $1,000.

Institutional Class shares - The minimum initial aggregate investment in the Funds is $100,000 with no minimum per Fund, except that for Charitable Trusts or Grantor Trusts for which a charitable organization serves as trustee, the minimum initial per Fund investment is $25,000. The minimum subsequent per Fund investment is $1,000, except that the minimum per Fund subsequent telephone purchase is $50,000. No stock certificates representing shares purchased will be issued. The Company's management reserves the right to reject any purchase order if, in its opinion, it is in the Company's best interest to do so.

At various times, the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition programs conforming to criteria established by the Distributor, or to participate in sales programs sponsored by the Distributor. In addition, CAMCO and/or the Distributor in their discretion may from time to time, pursuant to objective criteria established by CAMCO and/or the Distributor, sponsor programs designed to reward selected dealers for certain services or activities, which are primarily intended to result in the sale of shares of the Funds. Such payments are made out of their own assets and not out of the assets of the Funds. These programs will not change the price paid by a shareholder for shares of the Funds or the amount that the Funds will receive from such sale.

Generally, shareholders may require the Funds to redeem their shares by sending a written request, signed by the record owner(s), to Steward Funds, Inc. c/o BISYS Fund Services, P.O. Box 183004, Columbus, OH 43218-3004. In addition, certain expedited redemption methods are available.

DIVIDENDS AND DISTRIBUTIONS

Each Fund's policy is to distribute each year to shareholders substantially all of its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses). Each Fund intends similarly to distribute to shareholders at least annually any net realized capital gains (the excess of net long-term capital gains over net short-term capital losses). Each Fund intends to declare and pay such amounts as dividends quarterly. All dividends and capital gain distributions are reinvested in shares of the applicable Fund at net asset value without sales commission, except that any shareholder may otherwise instruct the Transfer Agent in writing and receive cash. Shareholders are informed as to the sources of distributions at the time of payment. Any dividend or distribution paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of his or her shares by the amount of the dividend or distribution. All or a portion of any such dividend or distribution, although in effect a return of capital, may be taxable, as set forth below.

TAXES

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated there under, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

The Company is organized as a Maryland corporation and, under current law, is not liable for any income or franchise tax in the State of Maryland, provided that the Funds qualify as regulated investment companies for purposes of Maryland law.

Options, Futures and Forward Contracts

Regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized. Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to distributions if a Fund did not engage in such transactions.

Wash Sales

The Code also contains a so-called "wash sale" rule pursuant to which losses incurred by a Fund from the sale or other disposition of securities, or contracts or options to sell or acquire securities, will not be deductible (but instead, must be added to the Fund's basis in the newly acquired securities) if, within 30 days either before or after the date of such sale or exchange, the Fund acquires or enters into a contract or option to acquire substantially identical securities, or substantially identical contracts or options, respectively. The application of the wash sale rules to a Fund could cause deferral of losses on sales that could increase the Fund's taxable distributions of net capital gains.

Distributions

Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

Properly designated distributions of net capital gains, if any, will generally be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund's shares, and are not eligible for the dividends received deduction.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

If the NAV of a Fund's shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

If a Fund retains its net capital gains, although there are no plans to do so, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed capital gain, would be able to claim their proportionate share of the federal income taxes paid by the Fund on such gain as a credit against their own federal income tax liabilities, and would be entitled to an increase in the basis of their Fund shares.

Disposition of Shares

Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding

Each Fund generally will be required to withhold federal income tax at a rate of 28% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder that he or she has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 28% (or a lower treaty rate, if applicable). Stockholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER INFORMATION

Custody of Assets. All securities owned by the Funds and all cash, including proceeds from the sale of shares of the Funds and of securities in the Funds' investment portfolios, are held by State Street Bank & Trust Company, as custodian.

Shareholder Reports. Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants.

Independent Accountants. Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, 1500 JFK Boulevard, Suite 820, Philadelphia, Pennsylvania 19102-1732, the independent accountants for the Company, performs annual audits of the Funds' financial statements.

Legal Counsel. Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, is legal counsel for the Funds.

Capstone Asset Management Co.

Proxy Voting Policies and Procedures

Adopted: March 1, l994

Revised: May 1, 1999

Further Revised: June 30, 2003

I. Statement of Policy

It is the policy of Capstone Asset Management Company ("CAMCO") to vote proxies on securities held by its clients for which CAMCO exercises voting authority, including CAMCO's registered investment company clients, ("Clients") in the best interests of those Clients and without regard to the interests of the Adviser or any other client of the Adviser, and of Fund shareholders, in accordance with CAMCO's fiduciary duties under applicable law and in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). CAMCO has adopted these proxy voting policies and procedures ("Procedures") for the voting of proxies relating to securities held in client accounts as to which CAMCO has voting authority, directly or indirectly. Indirect voting authority exists where CAMCO's voting authority is implied by a general obligation of investment authority without reservation of proxy voting authority. The Boards of Directors/Trustees of investment companies ("Funds") for which CAMCO acts as investment adviser, and for which CAMCO has discretionary authority to vote proxies, have directed CAMCO to follow these Procedures in voting proxies for the Funds.

II. Limitations on Policy

a. Client Instructions or Restrictions - CAMCO's exercise of voting rights for Client securities is subject to any applicable instructions or restrictions that may be imposed by a particular Client, from time to time. In such a case, CAMCO may vote proxies for a particular Client differently from those voted for a Client that does not provide instructions or restrictions.

b. Securities No Longer Held - CAMCO generally will not vote proxies with respect to securities of a Client that are no longer held by a Client, having been sold on or after the record date.

c. Securities on Loan - CAMCO may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its client's overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as the Adviser deems appropriate under the circumstances. As examples, CAMCO may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.

III. Conflicts of Interest

If CAMCO determines that voting proxies with respect to a particular security would involve a material conflict between the interests of CAMCO and its affiliates, on the one hand, and those of one or more Clients, on the other, CAMCO will choose one of the following options:

o Cause the proxies to be "echo voted" -- i.e., in the same proportion as the votes of non-Client holders of the particular security;

o Vote the proxies in accordance with the recommendations of an independent proxy voting service;

o Refer the voting decision to the Client;

o Obtain from the Client an acknowledgement and waiver of the conflict to permit CAMCO to vote the proxies in accordance with the policies described in Appendix A.

IV. Administration

a. Obtaining Proxy Statements. CAMCO will take reasonable steps to assure that proxy statements are received from Clients' custodian(s), or any other appropriate person, in a timely manner. A list of accounts for which CAMCO is required to vote proxies will be maintained. Periodically a comparison will be performed between proxies received and those proxies required to be voted by CAMCO. Any discrepancies will be resolved promptly.

b. Disclosure. CAMCO will comply with applicable requirements of the Securities and Exchange Commission regarding disclosures to Clients about these Procedures and about particular proxy votes. In particular, CAMCO will: provide Clients with a description of these Procedures; provide a copy of these Procedures to any Client upon request; and disclose to Clients how they may obtain information from CAMCO about particular proxy votes.

c. Records. CAMCO will make, maintain and preserve records related to these Procedures in accordance with applicable regulatory requirements.

d. Proxy Voting Responsibility. To provide centralized management of the proxy voting process, CAMCO shall establish a Proxy Voting Committee comprised of all members of the CAMCO Investment Committee and one or more representatives of the legal compliance area. (See Appendix B).

The Proxy Voting Committee shall:
    Supervise the proxy voting process, including the indemnification of material conflicts of interest involving the Adviser and the proxy voting process in respect of securities owned by or on behalf of such clients;
    Determine how to vote proxies relating to issues not covered by these guidelines; and
    Determine when the Adviser may deviate from these guidelines.

e. Compliance Responsibility. CAMCO shall designate, from time to time, one or more persons, to be identified in Appendix B, to monitor compliance with these Procedures and with applicable regulatory requirements.

f. Review of Procedures. CAMCO will review these Procedures from time to time to assure their continuing appropriateness.

APPENDIX A

PROXY VOTING POLICIES

I. The Board of Directors

A. Voting on Director Nominees in Uncontested Elections

We will generally vote for nominees. If we vote against management, the reasons for this decision will be kept in CAMCO's records.

B. Chairman and CEO are the Same Person

We vote, on a case-by case basis, on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C. Majority of Independent Directors

Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a case by-case basis.

Shareholder proposals that request that the board audit compensation and/or nominating committees include independent directors exclusively are reviewed on a case-by-case basis.

D. Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E. Term of Office

We vote against shareholder proposals to limit the tenure of outside directors.

F. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violation of fiduciary obligations than mere carelessness.

We vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

G. Charitable Contributions

Votes for shareholder proposals to eliminate, direct or otherwise restrict charitable contributions are evaluated on a case-by case basis.

H. Management Prerogatives

We vote against shareholder proposals the effect of which we believe falls correctly under the perview of management.

II. Proxy Contests

A. Voting for Directors Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

  long-term financial performance of the target company relative to its industry management's track record
  background to the proxy contest
  qualifications of director nominees (both slates)
  evaluation of what each side is offering shareholders as well as the likelihood that the proposed objective and goals can be met stock ownership positions.

B. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

III. Auditors

Ratifying Auditors

  We will generally vote for the selection of auditors. If we vote against the selection of auditors, the reasons for this decision will be kept in CAMCO's records.
  We vote for shareholder proposals that prohibit the audit firm from providing consulting services.
  We examine on a case-by-case basis, proposals to limit the term of successive engagements of any one audit firm.

IV. Proxy Contest Defenses

A. Board Structure: Staggered vs. Annual Elections

We vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors

We vote against proposals that provide that directors may be removed only for cause.

We vote for proposals to restore shareholder ability to remove directors with or without cause.

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote for proposals that permit shareholders to elect directors to fill board vacancies.

C. Cumulative Voting

We vote against proposals to eliminate cumulative voting.

We vote for proposals to permit cumulative voting.

D. Shareholder Ability to Call Special Meetings

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E. Shareholder Ability to Act by Written Consent

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for proposals to allow or make easier shareholder action by written consent.

F. Shareholder Ability to Alter the Size of the Board

We vote for proposals that seek to fix the size of the board.

We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V. Tender Offer Defenses

A. Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review, on a case-by-case basis, shareholder proposals to redeem a company's poison pill.

We review, on a case-by-case basis, management proposals to ratify a poison pill.

B. Fair Price Provisions

We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more that a majority of disinterested shares.

We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. Unequal Voting Rights

We vote against dual class exchange offers.

We vote against dual class recapitalizations.

D. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote for shareholder proposals to lower supermajority shareholder voter requirements for charter and bylaw amendments.

E. Supermajority Shareholder Vote Requirement to Approve Mergers

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

VI. Miscellaneous Governance Provisions

Confidential Voting

We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We vote for management proposals to adopt confidential voting.

VII. Capital Structure

A. Common Stock Authorization

We review, on a case-by-case basis, proposals to increase the number of shares of common stock authorized for issue.

B. Blank Check Preferred Authorization

We vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review, on a case-by-case basis, proposals that would authorize the creation of new classes or preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review, on a case-by-case basis, proposals to increase the number of authorized blank check preferred shares.

C. Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

D. Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock

G. Preemptive Rights

We review, on a case-by-case basis, proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H. Debt Restructurings

We review, on a case-by-case basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

  Dilution -- How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earning be?

  Change in Control -- Will the transaction result in a change of control of the company?

  Bankruptcy -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approval proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I. Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VIII. Executive and Director Compensation

In general, we vote, on a case-by-case basis, on executive and director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having a high payout sensitivity to increases in shareholder value.

A. Shareholder Proposals to Limit Executive and Director Pay

We review, on a case-by-case basis, all shareholder proposals that seek additional disclosure of executive and director pay information.

We review, on a case-by-case basis, all other shareholder proposals that seek to limit executive and director pay.

B. Golden and Tin Parachutes

We review, on a case-by-case basis, all proposals to ratify or cancel golden or tin parachutes.

C. Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

D. 401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

IX. State of Incorporation

A. Voting on State Takeover Statutes

We review, on a case-by-case basis, proposals to opt in or out of share takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, shareholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a case-by-case basis.

X. Mergers and Corporate Restructurings

A. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

  anticipated financial and operating benefits;
  offer price (cost vs. premium).

B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C. Spin-offs

Votes on spin-offs are considered on a case-by-case basis, depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. Asset Sales

Votes on asset sales are made, on a case-by-case basis, after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Votes on liquidations are made, on a case-by-case basis, after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executive managing the liquidation.

F. Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

We generally vote for changing the corporate name. If we vote against the proposed change, the reasons will be noted in CAMCO's records.

XI. Mutual Fund Proxies

A. Election of Directors/Trustees

We vote on director/trustee nominees on a case-by-case basis.

B. Investment Advisory Agreement

We vote on investment advisory agreements on a case-by-case basis.

C. Fundamental Investment Restrictions

We vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

D. Distribution Agreements

We vote on distribution agreements on a case-by-case basis.

XII. Social and Environmental Issues

We vote on shareholder proposals on social and environmental issues on a case-by-case basis.

PROXY VOTING -- ADDENDUM

We generally vote routine proxies for management's proposals. If we vote against management, CAMCO will keep a record of the reasons for such votes.

Routine issues include:

  Re-election of board members
  Name changes
  Appointment of auditors or other professionals

Our guidelines on non-routine issues will be revised from time to time based on our research. We will vote on these matters generally in accordance with our guidelines, subject to our fiduciary duty and any legal requirements binding the applicable client's proxy votes. If we vote otherwise than in accordance with our guidelines, the reasons will be noted in CAMCO's records.

Non-routine issues include:

  Acquisitions
  Mergers
  Spin-offs
  Significant changes in the By-Laws, Articles of Incorporation, etc.
  Anti-takeover provisions, poison pills
  Rights offerings
  Measure in authorized shares of common or preferred stock

APPENDIX B

1. Proxy Voting Committee

Dan Watson

Edward Jaroski

Howard Potter

John Wolf

Paul Townsen

Gina Garcia

Richard Nunn

Kimberly Wallis

2. Individual Responsibility for Monitoring Compliance with these Procedures

Richard Nunn

[FRIMCo Proxy Voting Policies to be added by amendment.]

STEWARD FUNDS, INC.

OTHER INFORMATION

(PART C TO REGISTRATION STATEMENT NO. 2-28174)

Item 22. Exhibits

Exhibits incorporated by reference to a prior filing are designated by an asterisk; all other exhibits are incorporated herein, unless otherwise indicated.
*(a)(1)	Articles of Incorporation dated May 11, 1992.
***(a)(2)	Articles of Amendment, June, 2004
****(a)(3)	Articles of Amendment, August, 2004
*(b)	By-Laws.
(c)	None.
****(d)(1)	Form of Investment Advisory Agreement between Capstone Asset Management Company and Registrant
(d)(2)	Form of Investment Advisory Agreement between Frank Russell Investment Management Company and Registrant - to be filed by amendment
(d)(3)	Form of Portfolio Management Contract, with respect to Steward Multi-Manager Equity Fund - to be filed by amendment
**(e)(1)	General Distribution Agreement
***(e)(2)	Amendment to the General Distribution Agreement
***(e)(3)	Dealer and Selling Group Agreement
(f)	None.
******p(g)(1)	Custodian Agreement
***(h)(1)	Administration Agreement
***(h)(2)	Form of Master Services Agreement
***(h)(3)	Amendment to Master Services Agreement
****(h)(4)	Form of Consulting Agreement
*****(i)	Opinion Letter from Dechert LLP
*******(j)(1)	Powers of Attorney of Messrs. Bernard J. Vaughan, James F. Leary, Leonard B. Melley and John R. Parker
(j)(2)	None
(k)	None
(l)	None
****(m)	Form of Service & Distribution Plan
***(n)	Rule 18f-3 Plan
***(o)(1)	Code of Ethics of the Fund, Capstone Asset Management Company and Capstone Asset Planning Company
(o)(2)	Code of Ethics of Frank Russell Investment Management Company - to be filed by amendment
(o)(3)	Code of Ethics of Alliance Capital Management, L.P. - to be filed by amendment
(o)(4)	Code of Ethics of Ark Asset Management Co., Inc. - to be filed by amendment
(o)(5)	Code of Ethics of Jacobs levy Equity Management, Inc. - to be filed by amendment
(o)(6)	Code of Ethics of Lord, Abbett & Company, LLC - to be filed by amendment
(o)(7)	Code of Ethics of MFS Institutional Advisors Inc. - to be filed by amendment

*	Filed with Post-Effective Amendment No. 50, dated March 31, 1998.
**	Filed with Post Effective Amendment No. 53, dated December 14, 1999.
***	Filed with Post-Effective Amendment No. 62, dated August 27, 2004.
****	Filed with Post-Effective Amendment No. 63, dated August 31, 2004.
*****	Filed with Post-Effective Amendment No. 64, dated September 30, 2004.
******	Filed with Post-Effective Amendment No. 65, dated October 1, 2004.
*******	Filed with Post-Effective Amendment No. 66, dated November 18, 2004.

Item 23. Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by, and is not under common control with, any person.

Item 24. Indemnification

The Articles of Incorporation include the following:

"Article 7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment advisor or principal underwriter to the Registrant, any such provisions protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his duties pursuant to the conduct of his office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Section 17(h) and (i) of the Investment Company Act of 1940, as interpreted from time to time by authorized regulatory, judicial or other authorities.

Item 25. Business and other Connections of Investment Advisers

CAMCO is also the investment adviser and/or administrator of one other investment company: Capstone Series Fund, Inc. CAMCO also manages private accounts. For further information see "Directors and Officers" in Part B hereof. FRIMCo is also the investment adviser to 2 other investment companies and, as of __________________, manages over $____ billion in mutual fund portfolios.

Item 26. Principal Underwriters
(a)	The principal underwriter of the Registrant, Capstone Asset Planning Company, also acts as principal underwriter for Capstone Series Fund, Inc.
(b)	Directors and Officers of the Registrant's Principal Underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Edward L. Jaroski	President and Director	President and Chairman of the Board
Leticia N. Jaroski	Vice President	None
Shelly Severson	Vice President	None
Richard Nunn	Senior Vice President, Secretary	Senior Vice President, Secretary, Chief Compliance Officer and Principal Financial and Accounting Officer
Carla Homer	Treasurer	Treasurer

*	5847 San Felipe, Suite 4100, Houston, Texas 77057.

Item 27. Location of Accounts and Records

Capstone Asset Management Company, the investment adviser to certain Funds and administrator to the Registrant, 5847 San Felipe, Suite 4100, Houston, Texas 77057; FRIMCo, 909 A Street, Tacoma, Washington 98402, investment adviser to Steward Multi-Manager Equity Fund ; State Street Bank, the custodian of the Registrant, P.O. Box 1713, Boston, Massachusetts 02105-1713; and BISYS Fund Services, the accounting agent, transfer agent and shareholder servicing agent of the Registrant, 3435 Stelzer Road, Columbus, Ohio 43219, maintain physical possession of each account, book or other document required to be maintained by Section 31(a) of Investment Company Act of 1940 and the rules promulgated there under.

Item 28. Management Services

Not applicable

Item 29. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 29th day of April, 2005.
STEWARD FUNDS, INC.
Registrant
By: /s/EDWARD L. JAROSKI
Edward L. Jaroski, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date

/s/ EDWARD L. JAROSKI Edward L. Jaroski	President, Chairman of the Board & Director (Principal Executive Officer)	April 29, 2005

/s/ Richard A. Nunn Richard A. Nunn	Senior Vice President, Secretary, Principal Financial & Accounting Officer and Chief Compliance Officer	April 29, 2005

/s/ CARLA HOMER Carla Homer	Treasurer	April 29, 2005

JAMES F. LEARY* James F. Leary	Director	April 29, 2005

JOHN R. PARKER* John R. Parker	Director	April 29, 2005

BERNARD J. VAUGHAN* Bernard J. Vaughan	Director	April 29, 2005

LEONARD B. MELLEY, JR.* Leonard B. Melley, Jr.	Director	April 29, 2005

*By:	/s/EDWARD L. JAROSKI
Edward L. Jaroski, Attorney-In-Fact